UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: VANGUARD MALVERN FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (7.1%)
	Carnival Corp.	169,032	11,084
	Best Buy Co. Inc.	179,543	10,293
	Walt Disney Co.	93,487	9,933
*	Liberty Media Corp-Liberty SiriusXM	227,782	9,562
	Comcast Corp. Class A	241,827	9,412
	Lear Corp.	60,218	8,556
*	Burlington Stores Inc.	92,655	8,523
	Hasbro Inc.	75,034	8,367
*	Discovery Communications Inc. Class A	219,128	5,660
	Whirlpool Corp.	26,495	5,077
	General Motors Co.	130,592	4,562
*	Cooper-Standard Holdings Inc.	32,435	3,272
	Office Depot Inc.	521,672	2,942
	International Game Technology plc	129,362	2,367
	MDC Holdings Inc.	66,033	2,333
*	Iconix Brand Group Inc.	243,351	1,682
	Royal Caribbean Cruises Ltd.	15,024	1,641
	Coach Inc.	28,947	1,370
	Big 5 Sporting Goods Corp.	102,000	1,331
	New York Times Co. Class A	57,168	1,012
	Time Warner Inc.	10,030	1,007
	Tailored Brands Inc.	88,374	986
	Staples Inc.	81,724	823
*	Discovery Communications Inc.	32,366	816
*	Century Communities Inc.	13,667	339
	Aaron's Inc.	8,239	321
			113,271
Consumer Staples (8.7%)
	Procter & Gamble Co.	401,653	35,004
	Philip Morris International Inc.	242,755	28,512
	Wal-Mart Stores Inc.	296,992	22,476
	Walgreens Boots Alliance Inc.	155,765	12,198
	Conagra Brands Inc.	261,892	9,365
	Bunge Ltd.	119,691	8,929
	Universal Corp.	103,180	6,676
	PepsiCo Inc.	56,689	6,547
	Tyson Foods Inc. Class A	74,571	4,670
	Sanderson Farms Inc.	17,199	1,989
	CVS Health Corp.	18,444	1,484
*	HRG Group Inc.	66,643	1,180
	Mondelez International Inc. Class A	10,848	469
			139,499
Energy (10.2%)
	Exxon Mobil Corp.	569,460	45,973
	Chevron Corp.	312,449	32,598
	Valero Energy Corp.	174,527	11,774
	Baker Hughes Inc.	197,792	10,782
*,^ Chesapeake Energy Corp.		1,866,741	9,278

	Devon Energy Corp.	259,322	8,291
*	Newfield Exploration Co.	222,432	6,330
	Marathon Petroleum Corp.	104,552	5,471
*	Laredo Petroleum Inc.	479,877	5,048
	Delek US Holdings Inc.	182,347	4,821
*,^ Sanchez Energy Corp.		627,597	4,506
	ConocoPhillips	83,282	3,661
	Schlumberger Ltd.	52,132	3,432
	Williams Cos. Inc.	109,012	3,301
*	Denbury Resources Inc.	1,430,562	2,189
*	Unit Corp.	81,002	1,517
*	Peabody Energy Corp.	46,479	1,136
*	Abraxas Petroleum Corp.	516,877	837
	RPC Inc.	35,247	712
*	Exterran Corp.	17,432	465
*	SandRidge Energy Inc.	20,666	356
*	Ultra Petroleum Corp.	30,862	335
			162,813
Financials (25.9%)
	JPMorgan Chase & Co.	540,500	49,402
	Bank of America Corp.	1,623,426	39,384
*	Berkshire Hathaway Inc. Class B	193,497	32,772
	Citigroup Inc.	481,515	32,204
	Wells Fargo & Co.	411,097	22,779
	Goldman Sachs Group Inc.	85,230	18,912
	PNC Financial Services Group Inc.	131,375	16,405
	Morgan Stanley	359,958	16,040
	Bank of New York Mellon Corp.	297,641	15,186
	Prudential Financial Inc.	134,760	14,573
	State Street Corp.	142,369	12,775
	Regions Financial Corp.	764,727	11,195
	Discover Financial Services	167,256	10,402
	Citizens Financial Group Inc.	289,479	10,329
	Lincoln National Corp.	151,072	10,209
	Everest Re Group Ltd.	39,200	9,980
	Unum Group	206,536	9,631
	American Express Co.	110,442	9,304
	Assured Guaranty Ltd.	219,115	9,146
	Ameriprise Financial Inc.	70,201	8,936
	Comerica Inc.	113,742	8,330
	SunTrust Banks Inc.	133,211	7,556
	Principal Financial Group Inc.	111,638	7,153
	Allstate Corp.	73,196	6,473
	Leucadia National Corp.	243,715	6,375
	Universal Insurance Holdings Inc.	246,578	6,214
*	Walker & Dunlop Inc.	70,447	3,440
	Fifth Third Bancorp	113,745	2,953
	Primerica Inc.	34,481	2,612
	US Bancorp	40,502	2,103
	East West Bancorp Inc.	28,156	1,649
	Federal Agricultural Mortgage Corp.	10,908	706
*	Nationstar Mortgage Holdings Inc.	20,030	358
			415,486
Health Care (13.5%)
	Johnson & Johnson	346,738	45,870
	Pfizer Inc.	961,772	32,306

Merck & Co. Inc.	457,173	29,300
Anthem Inc.	74,595	14,034
Baxter International Inc.	199,648	12,087
Bristol-Myers Squibb Co.	170,546	9,503
* WellCare Health Plans Inc.	49,772	8,937
Humana Inc.	36,555	8,796
* HCA Healthcare Inc.	92,065	8,028
* Quintiles IMS Holdings Inc.	81,869	7,327
* Express Scripts Holding Co.	110,382	7,047
* Hologic Inc.	144,851	6,573
Medtronic plc	69,083	6,131
* Tivity Health Inc.	135,404	5,396
Cigna Corp.	24,622	4,121
* Exelixis Inc.	129,298	3,185
Amgen Inc.	18,000	3,100
Allergan plc	5,000	1,215
Abbott Laboratories	24,125	1,173
* INC Research Holdings Inc. Class A	17,240	1,009
* OraSure Technologies Inc.	26,786	462
McKesson Corp.	2,144	353
* Centene Corp.	3,982	318
		216,271
Industrials (8.9%)
General Electric Co.	610,722	16,496
* United Continental Holdings Inc.	137,534	10,349
Spirit AeroSystems Holdings Inc. Class A	155,307	8,998
Caterpillar Inc.	83,625	8,986
Oshkosh Corp.	129,925	8,949
* United Rentals Inc.	74,936	8,446
Quad/Graphics Inc.	301,013	6,899
Owens Corning	98,782	6,610
Huntington Ingalls Industries Inc.	32,702	6,088
Global Brass & Copper Holdings Inc.	192,522	5,882
Copa Holdings SA Class A	48,789	5,708
SkyWest Inc.	158,608	5,567
Emerson Electric Co.	88,763	5,292
Honeywell International Inc.	31,448	4,192
General Cable Corp.	253,861	4,151
United Technologies Corp.	29,568	3,611
Timken Co.	70,519	3,261
Wabash National Corp.	128,707	2,829
* AECOM	87,503	2,829
* Meritor Inc.	147,959	2,458
Waste Management Inc.	33,187	2,434
GATX Corp.	32,163	2,067
Cummins Inc.	9,838	1,596
Allison Transmission Holdings Inc.	32,313	1,212
* Chart Industries Inc.	29,155	1,013
Rockwell Automation Inc.	6,044	979
Kennametal Inc.	25,905	969
* Harsco Corp.	54,845	883
* Atkore International Group Inc.	37,319	842
* SPX Corp.	31,645	796
* XPO Logistics Inc.	10,984	710
American Airlines Group Inc.	10,727	540
* Rush Enterprises Inc. Class A	14,028	522
CECO Environmental Corp.	46,275	425

	Orbital ATK Inc.	3,278	322
	LSC Communications Inc.	14,501	310
			143,221
Information Technology (8.0%)
	HP Inc.	680,328	11,892
	Cisco Systems Inc.	376,386	11,781
	Intel Corp.	334,974	11,302
*	TTM Technologies Inc.	494,799	8,590
*,^ VMware Inc. Class A		96,851	8,468
	Applied Materials Inc.	199,701	8,250
	Booz Allen Hamilton Holding Corp. Class A	247,213	8,044
	Oracle Corp.	160,329	8,039
*,^ Advanced Micro Devices Inc.		626,522	7,819
	DXC Technology Co.	98,712	7,573
	CDW Corp.	115,793	7,240
*	Dell Technologies Inc. Class V	114,656	7,007
*	Extreme Networks Inc.	443,102	4,085
*	Amkor Technology Inc.	403,629	3,943
	SYNNEX Corp.	21,590	2,590
	NVIDIA Corp.	12,332	1,783
*	CACI International Inc. Class A	13,210	1,652
	QUALCOMM Inc.	26,000	1,436
*	Anixter International Inc.	18,055	1,412
*	Tech Data Corp.	13,881	1,402
*	Sigma Designs Inc.	165,961	971
*	Ultra Clean Holdings Inc.	40,914	767
*	Unisys Corp.	58,504	749
	Jabil Inc.	17,327	506
*	Alpha & Omega Semiconductor Ltd.	19,824	330
			127,631
Materials (2.9%)
*	Freeport-McMoRan Inc.	831,921	9,992
	Huntsman Corp.	358,990	9,276
	Chemours Co.	206,276	7,822
	Steel Dynamics Inc.	190,400	6,818
*	Louisiana-Pacific Corp.	255,916	6,170
*	Cliffs Natural Resources Inc.	582,703	4,032
	Dow Chemical Co.	10,988	693
	Greif Inc. Class A	12,418	693
*	Owens-Illinois Inc.	26,430	632
*	AdvanSix Inc.	17,931	560
			46,688
Real Estate (5.3%)
	Hospitality Properties Trust	296,712	8,649
	Sabra Health Care REIT Inc.	344,268	8,297
	GEO Group Inc.	277,250	8,198
	Omega Healthcare Investors Inc.	237,717	7,849
	Senior Housing Properties Trust	368,651	7,535
	Lexington Realty Trust	747,861	7,411
	LaSalle Hotel Properties	234,145	6,978
	Government Properties Income Trust	312,171	5,716
	Sunstone Hotel Investors Inc.	331,287	5,340
	Select Income REIT	202,768	4,873
	Host Hotels & Resorts Inc.	191,095	3,491
^	CorEnergy Infrastructure Trust Inc.	95,281	3,201
	CoreCivic Inc.	93,118	2,568

Xenia Hotels & Resorts Inc.	90,061	1,745
^	CBL & Associates Properties Inc.	169,751	1,431
NorthStar Realty Europe Corp.	78,017	989
Ashford Hospitality Trust Inc.	128,054	779
Summit Hotel Properties Inc.	35,513	662
85,712
Telecommunication Services (2.9%)
AT&T Inc.	681,739	25,722
*	Sprint Corp.	1,108,019	9,097
*	T-Mobile US Inc.	138,699	8,408
Verizon Communications Inc.	79,872	3,567
46,794
Utilities (6.2%)
NextEra Energy Inc.	114,889	16,099
Exelon Corp.	348,939	12,586
PG&E Corp.	187,919	12,472
Edison International	145,068	11,343
CenterPoint Energy Inc.	356,974	9,774
FirstEnergy Corp.	335,096	9,771
National Fuel Gas Co.	158,668	8,860
MDU Resources Group Inc.	332,045	8,700
NRG Energy Inc.	438,721	7,555
American Electric Power Co. Inc.	12,871	894
DTE Energy Co.	8,448	894
98,948
Total Common Stocks (Cost $1,376,112)	1,596,334
Coupon
Temporary Cash Investments (1.1%)1
Money Market Fund (1.1%)
2,3 Vanguard Market Liquidity Fund	1.181%	167,988	16,802

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.592%	7/13/17	400	400
United States Treasury Bill	0.929%	9/21/17	100	100
500
Total Temporary Cash Investments (Cost $17,300)	17,302
Total Investments (100.7%) (Cost $1,393,412)	1,613,636
Other Assets and Liabilities-Net (-0.7%)3	(10,645)
Net Assets (100%)	1,602,991

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,430,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $7,794,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

U.S. Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,596,334	—	—
Temporary Cash Investments	16,802	500	—
Futures Contracts—Assets[1]	5	—	—
Total	1,613,141	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

U.S. Value Fund

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	72	8,715	(44)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2017, the cost of investment securities for tax purposes was $1,393,412,000. Net unrealized appreciation of investment securities for tax purposes was $220,224,000, consisting of unrealized gains of $247,004,000 on securities that had risen in value since their purchase and $26,780,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)
Consumer Discretionary (8.3%)
Las Vegas Sands Corp.	207,934	13,285
VF Corp.	224,942	12,957
SES SA Class A	552,791	12,950
General Motors Co.	263,777	9,214
John Wiley & Sons Inc. Class A	170,195	8,978
Delphi Automotive plc	93,357	8,183
Expedia Inc.	40,635	6,052
* Global Brands Group Holding Ltd.	38,728,000	4,062
		75,681
Consumer Staples (5.6%)
British American Tobacco plc	256,622	17,487
Walgreens Boots Alliance Inc.	172,400	13,501
Coty Inc. Class A	576,489	10,815
* Hostess Brands Inc. Class A	295,600	4,759
Kroger Co.	202,000	4,710
		51,272
Energy (8.7%)
Halliburton Co.	280,117	11,964
Anadarko Petroleum Corp.	219,112	9,935
Cabot Oil & Gas Corp.	395,369	9,916
HollyFrontier Corp.	308,297	8,469
Canadian Natural Resources Ltd.	260,347	7,508
Pioneer Natural Resources Co.	41,341	6,597
* Diamondback Energy Inc.	63,971	5,681
Hess Corp.	109,398	4,799
^ Helmerich & Payne Inc.	86,465	4,699
Marathon Oil Corp.	244,843	2,901
* Southwestern Energy Co.	463,775	2,820
* Trican Well Service Ltd.	767,996	2,150
* QEP Resources Inc.	201,426	2,034
		79,473
Financials (22.8%)
MetLife Inc.	645,322	35,454
Citigroup Inc.	522,109	34,919
Wells Fargo & Co.	568,102	31,478
PNC Financial Services Group Inc.	205,322	25,639
American International Group Inc.	278,745	17,427
Arthur J Gallagher & Co.	291,668	16,698
XL Group Ltd.	262,973	11,518
M&T Bank Corp.	53,132	8,605
Unum Group	178,985	8,346
Principal Financial Group Inc.	110,460	7,077
* Conyers Park Acquisition Corp.	521,200	6,140
Raymond James Financial Inc.	61,500	4,933
		208,234
Health Care (11.9%)
McKesson Corp.	100,233	16,493

*	Mylan NV	411,849	15,988
	Bristol-Myers Squibb Co.	257,111	14,326
	Allergan plc	57,185	13,901
*	Envision Healthcare Corp.	177,251	11,108
	STERIS plc	100,934	8,226
*	Biogen Inc.	28,251	7,666
	Teva Pharmaceutical Industries Ltd. ADR	208,421	6,924
*	Regeneron Pharmaceuticals Inc.	13,501	6,631
	Eli Lilly & Co.	67,400	5,547
*	Alder Biopharmaceuticals Inc.	145,858	1,670
			108,480
Industrials (7.1%)
*	Genesee & Wyoming Inc. Class A	175,509	12,003
	Steelcase Inc. Class A	652,154	9,130
	JB Hunt Transport Services Inc.	94,498	8,635
	Eaton Corp. plc	107,168	8,341
	Sanwa Holdings Corp.	757,700	8,002
	Herman Miller Inc.	260,796	7,928
*	IHS Markit Ltd.	124,949	5,503
*	Clean Harbors Inc.	86,900	4,852
			64,394
Information Technology (13.3%)
	QUALCOMM Inc.	468,803	25,887
	Cisco Systems Inc.	456,315	14,283
	Western Digital Corp.	132,977	11,782
*	GoDaddy Inc. Class A	262,937	11,154
	Genpact Ltd.	359,171	9,996
	Skyworks Solutions Inc.	98,384	9,440
	Silicon Motion Technology Corp. ADR	161,612	7,794
	Amdocs Ltd.	105,100	6,775
*,^ Acacia Communications Inc.		161,200	6,685
	Samsung Electronics Co. Ltd.	3,096	6,448
*	Keysight Technologies Inc.	161,400	6,283
*	Alphabet Inc. Class A	4,784	4,448
			120,975
Materials (5.7%)
	Reliance Steel & Aluminum Co.	217,162	15,811
	Celanese Corp. Class A	165,123	15,677
	PPG Industries Inc.	67,558	7,429
	CRH plc	205,732	7,324
	Bemis Co. Inc.	73,883	3,417
*	Constellium NV Class A	328,383	2,266
			51,924
Other (0.0%)
*,1 Allstar Co-Invest LLC Private Placement		NA	33

Real Estate (7.0%)
	STORE Capital Corp.	671,507	15,075
	American Tower Corporation	104,207	13,789
	Host Hotels & Resorts Inc.	711,428	12,998
	Columbia Property Trust Inc.	437,683	9,795
	Simon Property Group Inc.	46,238	7,479
	Taubman Centers Inc.	76,600	4,562
			63,698

Telecommunication Services (2.1%)
Verizon Communications Inc.			239,391	10,691
Nippon Telegraph & Telephone Corp.			179,300	8,464
				19,155
Utilities (6.5%)
PG&E Corp.			243,209	16,142
Exelon Corp.			427,938	15,435
OGE Energy Corp.			298,196	10,374
Sempra Energy			81,807	9,224
Iberdrola SA			1,035,527	8,206
				59,381
Total Common Stocks (Cost $795,588)				902,700
Preferred Stocks (0.6%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	5,345
	Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund	1.181%		35,797	3,581

			Face	Market
		Maturity	Amount	Value
		Date	($000)	($000)
Repurchase Agreement (0.6%)
RBS Securities, Inc.	1.05%	7/3/17	5,900	5,900
(Dated 06/30/17, Repurchase Value
$5,901,000, collateralized by U.S. Treasury
Note/Bond 1.000%, 12/15/17, with a value
of $6,018,000)
Total Temporary Cash Investments (Cost $9,480)				9,481
Total Investments (100.6%) (Cost $810,896)				917,526
Other Assets and Liabilities-Net (-0.6%)4				(5,208)
Net Assets (100%)				912,318

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,416,000.
1 Restricted security represents 0.0% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.6% of net assets
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,536,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate

Capital Value Fund

its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Capital Value Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	829,724	72,943	33
Preferred Stocks	—	—	5,345
Temporary Cash Investments	3,581	5,900	—
Forward Currency Contracts—Assets	—	181	—
Forward Currency Contracts—Liabilities	—	(213)	—
Total	833,305	78,811	5,378

F. At June 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Barclays Bank plc	9/20/17	USD	9,438	EUR	8,413	(213)
JPMorgan Chase Bank, N.A.	9/20/17	USD	7,332	JPY	801,276	181
						(32)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

G. At June 30, 2017, the cost of investment securities for tax purposes was $810,896,000. Net unrealized appreciation of investment securities for tax purposes was $106,630,000, consisting of unrealized gains of $143,389,000 on securities that had risen in value since their purchase and $36,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	550,800	650,346
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	587,276	688,683
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	2,141,343	2,257,002
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	592,724	682,833
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	547,818	644,386
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	2,146,825	2,241,372
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	627,961	749,711
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	769,135	901,512
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	2,296,533	2,401,352
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	1,176,775	1,374,891
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	1,362,999	1,581,180
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	1,880,639	1,937,266
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	1,485,893	1,651,619
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	1,639,696	1,767,583
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	713,428	713,852
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	61,000	64,781
Total U.S. Government and Agency Obligations (Cost $20,444,069)				20,308,369
			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost
$45,700)	1.181%		456,939	45,703

Total Investments (99.6%) (Cost $20,489,769)				20,354,072
Other Assets and Liabilities-Net (0.4%)				86,861
Net Assets (100%)				20,440,933
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Short-Term Inflation-Protected Securities Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	20,308,369	—
Temporary Cash Investments	45,703	—	—
Total	45,703	20,308,369	—

C. At June 30, 2017, the cost of investment securities for tax purposes was $20,492,565,000. Net unrealized depreciation of investment securities for tax purposes was $138,493,000, consisting of unrealized gains of $1,212,000 on securities that had risen in value since their purchase and $139,705,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.1%)
U.S. Government Securities (30.7%)
	United States Treasury Inflation Indexed
	Bonds	1.625%	1/15/18	33,500	39,285
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	176,940	186,497
1,2	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	252,162	250,710
	United States Treasury Note/Bond	0.625%	11/30/17	10,000	9,978
	United States Treasury Note/Bond	2.250%	11/30/17	650	653
	United States Treasury Note/Bond	1.000%	12/31/17	142,400	142,266
	United States Treasury Note/Bond	1.000%	2/15/18	750	749
	United States Treasury Note/Bond	0.750%	4/30/18	360,000	358,481
	United States Treasury Note/Bond	2.375%	5/31/18	406,000	409,934
	United States Treasury Note/Bond	1.125%	6/15/18	97,500	97,348
	United States Treasury Note/Bond	1.375%	7/31/18	81,983	82,047
	United States Treasury Note/Bond	1.000%	8/15/18	1,500	1,495
	United States Treasury Note/Bond	1.125%	1/15/19	11,900	11,857
	United States Treasury Note/Bond	0.750%	2/15/19	97,330	96,387
	United States Treasury Note/Bond	1.125%	2/28/19	3,200	3,188
	United States Treasury Note/Bond	1.375%	2/28/19	9,131	9,132
	United States Treasury Note/Bond	1.250%	3/31/19	1,000	998
	United States Treasury Note/Bond	0.875%	4/15/19	5,300	5,254
	United States Treasury Note/Bond	1.250%	4/30/19	7,400	7,383
	United States Treasury Note/Bond	1.625%	4/30/19	16,173	16,244
	United States Treasury Note/Bond	1.250%	5/31/19	17,400	17,359
	United States Treasury Note/Bond	1.500%	5/31/19	118,700	118,978
	United States Treasury Note/Bond	0.875%	6/15/19	86,000	85,167
	United States Treasury Note/Bond	0.875%	7/31/19	82,100	81,228
	United States Treasury Note/Bond	1.625%	7/31/19	1,600	1,607
	United States Treasury Note/Bond	0.750%	8/15/19	2,865	2,826
	United States Treasury Note/Bond	3.625%	8/15/19	706	739
	United States Treasury Note/Bond	1.000%	8/31/19	39,984	39,634
	United States Treasury Note/Bond	0.875%	9/15/19	28,700	28,364
	United States Treasury Note/Bond	1.750%	9/30/19	16,600	16,719
	United States Treasury Note/Bond	1.000%	11/15/19	65,075	64,384
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	15,760
	United States Treasury Note/Bond	1.375%	12/15/19	57,069	56,944
	United States Treasury Note/Bond	1.125%	12/31/19	60,000	59,494
	United States Treasury Note/Bond	1.625%	12/31/19	21,600	21,681
	United States Treasury Note/Bond	1.375%	1/15/20	48,351	48,230
	United States Treasury Note/Bond	1.375%	2/15/20	98,015	97,709
	United States Treasury Note/Bond	1.250%	2/29/20	200,000	198,688
1	United States Treasury Note/Bond	1.375%	4/30/20	100,050	99,597
	United States Treasury Note/Bond	1.375%	5/31/20	15,800	15,724
	United States Treasury Note/Bond	1.625%	6/30/20	21,300	21,337
	United States Treasury Note/Bond	2.625%	8/15/20	20,000	20,625
	United States Treasury Note/Bond	2.125%	8/31/20	110,000	111,753
	United States Treasury Note/Bond	1.375%	9/30/20	51,400	51,006
	United States Treasury Note/Bond	1.375%	10/31/20	19,350	19,193
	United States Treasury Note/Bond	1.750%	10/31/20	100,300	100,723

	United States Treasury Note/Bond	1.625%	11/30/20	17,218	17,208
	United States Treasury Note/Bond	2.000%	11/30/20	4,300	4,350
	United States Treasury Note/Bond	1.375%	1/31/21	46,510	46,016
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,649
	United States Treasury Note/Bond	1.125%	2/28/21	20,570	20,152
	United States Treasury Note/Bond	1.375%	4/30/21	18,100	17,868
	United States Treasury Note/Bond	1.375%	5/31/21	79,000	77,901
	United States Treasury Note/Bond	1.125%	6/30/21	142,827	139,391
	United States Treasury Note/Bond	1.125%	7/31/21	21,000	20,468
	United States Treasury Note/Bond	2.125%	8/15/21	37,400	37,920
	United States Treasury Note/Bond	1.250%	10/31/21	60,200	58,799
	United States Treasury Note/Bond	1.750%	11/30/21	31,321	31,237
3	United States Treasury Note/Bond	2.000%	12/31/21	150,000	151,079
	United States Treasury Note/Bond	2.125%	12/31/21	103,000	104,319
	United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,847
	United States Treasury Note/Bond	1.750%	4/30/22	58,000	57,655
	United States Treasury Note/Bond	1.625%	8/15/22	35,000	34,524
	United States Treasury Note/Bond	1.750%	9/30/22	26,500	26,256
	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,796
	United States Treasury Note/Bond	2.000%	2/15/23	20,000	20,006
	United States Treasury Note/Bond	1.750%	5/15/23	41,300	40,674
	United States Treasury Note/Bond	1.375%	6/30/23	12,800	12,320
	United States Treasury Note/Bond	2.500%	8/15/23	19,860	20,378
	United States Treasury Note/Bond	2.750%	11/15/23	20,000	20,812
	United States Treasury Note/Bond	2.125%	11/30/23	10,000	10,031
	United States Treasury Note/Bond	2.750%	2/15/24	28,820	29,977
	United States Treasury Note/Bond	2.000%	5/31/24	21,000	20,823
	United States Treasury Note/Bond	2.375%	8/15/24	18,550	18,831
	United States Treasury Note/Bond	2.250%	11/15/25	21,000	21,007
	United States Treasury Note/Bond	1.625%	2/15/26	43,950	41,766
	United States Treasury Note/Bond	1.625%	5/15/26	20,941	19,854
	United States Treasury Note/Bond	2.000%	11/15/26	10,000	9,753
	United States Treasury Note/Bond	5.375%	2/15/31	3,300	4,437
					4,289,459
Agency Bonds and Notes (1.6%)
4	AID-Jordan	2.578%	6/30/22	24,000	24,496
5	Federal Home Loan Banks	0.875%	3/19/18	3,100	3,093
5	Federal Home Loan Banks	0.875%	10/1/18	8,500	8,450
5	Federal Home Loan Banks	1.250%	1/16/19	13,600	13,570
5	Federal Home Loan Banks	0.875%	8/5/19	16,000	15,809
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	21,950	21,902
6	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	3,350	3,342
6	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	39,400	38,941
6	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	7,000	6,988
6	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,100	1,069
6	Federal National Mortgage Assn.	1.125%	12/14/18	5,450	5,430
6	Federal National Mortgage Assn.	1.000%	10/24/19	15,950	15,775
6	Federal National Mortgage Assn.	1.875%	9/24/26	65,000	61,722
					220,587
Conventional Mortgage-Backed Securities (28.1%)
6,7	Fannie Mae Pool	2.000%	5/1/28–1/1/32	39,582	38,939
6,7,8	Fannie Mae Pool	2.500%	2/1/28–2/1/43	114,845	115,545
6,7,8	Fannie Mae Pool	3.000%	5/1/27–7/1/47	511,646	514,848
6,7	Fannie Mae Pool	3.500%	8/1/20–8/1/47	142,891	148,129
6,7,8	Fannie Mae Pool	4.000%	7/1/18–8/1/47	432,355	455,657
6,7,8	Fannie Mae Pool	4.500%	10/1/17–8/1/47	116,427	125,147

6,7,8	Fannie Mae Pool	5.000%	9/1/17–8/1/47	101,546	111,102
6,7	Fannie Mae Pool	5.500%	10/1/17–6/1/40	26,002	28,752
6,7	Fannie Mae Pool	6.000%	3/1/21–11/1/39	14,469	16,229
6,7	Fannie Mae Pool	6.500%	7/1/20–8/1/39	8,487	9,375
6,7	Fannie Mae Pool	7.000%	9/1/28–9/1/38	4,229	4,904
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	365	400
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	15	18
6,7	Fannie Mae Pool	8.500%	12/1/30	10	11
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	5,859	5,766
6,7,8	Freddie Mac Gold Pool	2.500%	9/1/27–4/1/43	81,229	81,678
6,7,8	Freddie Mac Gold Pool	3.000%	8/1/26–8/1/47	299,476	301,241
6,7,8	Freddie Mac Gold Pool	3.500%	8/1/20–8/1/47	334,133	344,024
6,7,8	Freddie Mac Gold Pool	4.000%	5/1/18–8/1/47	354,846	373,024
6,7,8	Freddie Mac Gold Pool	4.500%	10/1/18–7/1/47	49,983	53,600
6,7	Freddie Mac Gold Pool	5.000%	12/1/17–4/1/41	12,406	13,391
6,7	Freddie Mac Gold Pool	5.500%	9/1/17–2/1/40	14,169	15,710
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	22,072	24,915
6,7	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	4,676	5,143
6,7	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	2,508	2,884
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	277	317
6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	27	30
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,091	1,071
7	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	17,185	17,422
7	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	13,106	13,611
7	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	2,684	2,826
7	Ginnie Mae I Pool	4.500%	9/15/33–12/15/46	34,892	37,777
7	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	16,986	18,811
7	Ginnie Mae I Pool	5.500%	3/15/31–7/15/40	8,495	9,500
7	Ginnie Mae I Pool	6.000%	12/15/28–3/15/40	3,893	4,384
7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	4,020	4,414
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	246	270
7	Ginnie Mae I Pool	7.500%	11/15/30–3/15/32	47	53
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	54	61
7	Ginnie Mae I Pool	8.500%	7/15/30	20	22
7	Ginnie Mae I Pool	9.000%	1/15/20–7/15/21	3	4
7	Ginnie Mae II Pool	2.500%	3/20/43–4/20/43	3,447	3,393
7,8	Ginnie Mae II Pool	3.000%	6/20/43–8/1/47	290,850	294,067
7,8	Ginnie Mae II Pool	3.500%	8/20/42–8/1/47	401,344	416,827
7,8	Ginnie Mae II Pool	4.000%	2/20/34–8/1/47	202,212	213,727
7,8	Ginnie Mae II Pool	4.500%	3/20/33–8/1/47	53,278	56,617
7	Ginnie Mae II Pool	5.000%	5/20/39–2/20/42	27,809	30,269
7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	4,241	4,655
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	6,342	7,077
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	80	93
					3,927,730
Nonconventional Mortgage-Backed Securities (1.7%)
6,7	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,320	6,289
6,7,9	Fannie Mae Pool	2.625%	12/1/32	6	6
6,7,9	Fannie Mae Pool	2.981%	12/1/40	3,312	3,490
6,7,9	Fannie Mae Pool	3.035%	8/1/33	92	97
6,7,9	Fannie Mae Pool	3.052%	7/1/33	132	136
6,7,9	Fannie Mae Pool	3.077%	5/1/33	65	69
6,7,9	Fannie Mae Pool	3.578%	5/1/33	12	13
6,7,9	Fannie Mae REMICS 2005-45	1.586%	6/25/35	1,889	1,892
6,7,9	Fannie Mae REMICS 2005-95	1.626%	11/25/35	2,482	2,495
6,7,9	Fannie Mae REMICS 2006-46	1.536%	6/25/36	6,974	6,971
6,7,9	Fannie Mae REMICS 2007-4	1.661%	2/25/37	1,025	1,030

6,7,9	Fannie Mae REMICS 2012-122	1.616%	11/25/42	2,586	2,588
6,7,9	Fannie Mae REMICS 2013-19	1.516%	9/25/41	3,600	3,588
6,7,9	Fannie Mae REMICS 2013-39	1.566%	5/25/43	3,359	3,351
6,7,9	Fannie Mae REMICS 2015-22	1.516%	4/25/45	2,836	2,820
6,7,9	Fannie Mae REMICS 2016-55	1.716%	8/25/46	5,479	5,521
6,7,9	Fannie Mae REMICS 2016-60	1.466%	9/25/46	11,463	11,426
6,7,9	Fannie Mae REMICS 2016-62	1.616%	9/25/46	11,317	11,356
6,7,9	Fannie Mae REMICS 2016-93	1.566%	12/25/46	23,406	23,425
6,7,9	Freddie Mac Non Gold Pool	2.773%	7/1/35	13,352	14,075
6,7,9	Freddie Mac Non Gold Pool	2.890%	9/1/37	10,956	11,585
6,7,9	Freddie Mac Non Gold Pool	3.000%	8/1/37	92	96
6,7	Freddie Mac Non Gold Pool	3.072%	7/1/33	1,802	1,896
6,7,9	Freddie Mac Non Gold Pool	3.435%	10/1/32	24	25
6,7,9	Freddie Mac Non Gold Pool	3.586%	1/1/33	10	11
6,7,9	Freddie Mac Non Gold Pool	3.711%	2/1/33	39	40
6,7,9	Freddie Mac REMICS	1.509%	11/15/36–8/15/43	5,424	5,429
6,7,9	Freddie Mac REMICS	1.519%	11/15/36	1,837	1,840
6,7,9	Freddie Mac REMICS	1.609%	6/15/42	1,042	1,046
6,7	Freddie Mac REMICS	6.500%	12/15/44–11/15/46	92,705	112,198
					234,804
Total U.S. Government and Agency Obligations (Cost $8,720,310)					8,672,580
Asset-Backed/Commercial Mortgage-Backed Securities (10.9%)
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,600	1,601
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,920	2,928
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	8,920	8,923
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	14,525	14,530
7	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	10,700	10,696
7,9	American Express Credit Account Master
	Trust 2014-1	1.529%	12/15/21	12,202	12,258
7,9	American Express Issuance Trust II 2013-2	1.589%	8/15/19	3,317	3,327
7,10	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	4,828	5,214
7,10	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	400	420
7,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	5,650	5,671
7,9	BA Credit Card Trust 2014-A1	1.539%	6/15/21	15,428	15,494
7	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	715	746
7	BANK 2017 - BNK4	3.625%	5/15/50	1,540	1,601
7	BANK 2017 - BNK5	3.390%	6/15/60	1,760	1,796
7,9,10 Bank of America Student Loan Trust 2010-
	1A	1.956%	2/25/43	4,310	4,330
10	Bank of Montreal	1.750%	6/15/21	5,835	5,717
	Bank of Nova Scotia	1.850%	4/14/20	3,696	3,670
	Bank of Nova Scotia	1.875%	4/26/21	10,260	10,117
10	Bank of Nova Scotia	1.875%	9/20/21	7,770	7,626
7	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	9,200	9,330
7,9,10 BMW Floorplan Master Owner Trust 2015-
	1A	1.659%	7/15/20	8,115	8,140
7,9	Brazos Higher Education Authority Inc.
	Series 2005-3	1.496%	6/25/26	2,849	2,832
7,9	Brazos Higher Education Authority Inc.
	Series 2011-1	1.989%	2/25/30	1,717	1,714
7	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	1,430	1,440

7,9	Cabela's Credit Card Master Note Trust
	2015-2	1.829%	7/17/23	3,225	3,250
7,9	Cabela's Credit Card Master Note Trust
	2016-1	2.009%	6/15/22	3,440	3,474
10	Canadian Imperial Bank of Commerce	2.250%	7/21/20	2,235	2,242
7,9	Capital One Multi-Asset Execution Trust
	2014-A3	1.539%	1/18/22	11,094	11,137
7	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	6,480	6,526
7	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	7,765	7,989
7	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	11,390	11,456
7,9	Capital One Multi-Asset Execution Trust
	2016-A1	1.609%	2/15/22	33,200	33,400
7,9	Capital One Multi-Asset Execution Trust
	2016-A2	1.789%	2/15/24	2,900	2,939
7,9,10 CARDS II Trust 2016-1A		1.859%	7/15/21	9,200	9,242
7,9,10 CARDS II Trust 2017-1A		1.529%	4/18/22	12,290	12,301
7	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	2,100	2,102
7	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,692
7	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,265	1,270
7	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,080	3,083
7	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	4,430	4,395
7	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,110	2,087
7	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,580	1,649
7	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	800	827
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	5,787	5,819
7,10	CFCRE Commercial Mortgage Trust 2011-
	C2	5.945%	12/15/47	2,054	2,313
7	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	3,235	3,254
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,402
7,9	Chase Issuance Trust 2016-A1	1.569%	5/17/21	30,978	31,144
7,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	2,790	2,800
7,10	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	5,360	5,368
7,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	2,300	2,296
7,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	1,630	1,613
7,9	Citibank Credit Card Issuance Trust 2008-
	A7	2.587%	5/20/20	3,898	3,942
7,9	Citibank Credit Card Issuance Trust 2013-
	A2	1.496%	5/26/20	14,014	14,039
7,9	Citibank Credit Card Issuance Trust 2013-
	A7	1.547%	9/10/20	6,379	6,403
7	Citibank Credit Card Issuance Trust 2014-
	A1	2.880%	1/23/23	4,486	4,631
7	Citibank Credit Card Issuance Trust 2014-
	A6	2.150%	7/15/21	7,080	7,146
7,9	Citibank Credit Card Issuance Trust 2017-
	A5	1.836%	4/22/26	5,610	5,638
7	Citigroup Commercial Mortgage Trust
	2012-GC8	3.024%	9/10/45	1,280	1,314

7,10	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	400	419
7	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	1,364	1,392
7	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	333	349
7	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	160	168
7	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	7,828	8,346
7	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	1,290	1,348
7	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	3,705	3,912
7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	1,380	1,438
7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	240	248
7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	1,530	1,576
7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	3,869	4,033
7	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	1,983	2,087
7	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	533	538
7	CNH Equipment Trust 2014-A	1.500%	5/15/20	3,409	3,410
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,090	3,087
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	612
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	933
7	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,531	1,550
7,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	610	627
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,232
7	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	30	31
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	520
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,835	1,955
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	842	909
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	688
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	310	328
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,895	2,022
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	3,226	3,474
7	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	3,734	4,059
7,10	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	2,083	2,232
7,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	546	576
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	162
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	844
7,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	500	506
7	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,249
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	853	918
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,182	1,255
7	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	295	312
7	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,000	6,220
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,389	3,568
7	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	870	892
7	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,532	3,669
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	4,950	5,119
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,456

7	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	460	469
7	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,450	2,557
7	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	850	891
7	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,024	3,141
7	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	170	173
10	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,604
10	Commonwealth Bank of Australia	2.125%	7/22/20	2,280	2,275
7	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	140	144
7	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	145	152
7	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	1,520	1,550
7	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/17/50	2,340	2,384
7	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	1,630	1,655
7	Discover Card Execution Note Trust 2012-
	A6	1.670%	1/18/22	13,138	13,124
7,9	Discover Card Execution Note Trust 2013-
	A1	1.459%	8/17/20	3,294	3,298
7	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	9,500	9,576
7,9	Discover Card Execution Note Trust 2016-
	A2	1.699%	9/15/21	3,670	3,693
7	Discover Card Execution Note Trust 2017-
	A4	2.530%	10/15/26	16,840	16,758
7,9	Discover Card Execution Note Trust 2017-
	A5	1.816%	12/15/26	17,460	17,528
10	DNB Boligkreditt AS	1.450%	3/21/18	1,198	1,197
7,10	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	3,300	3,293
7,10	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	7,640	7,627
7,10	Enterprise Fleet Financing LLC Series
	2016-2	2.040%	2/22/22	1,390	1,384
7,9,10 Evergreen Credit Card Trust Series 2016-1		1.879%	4/15/20	36,000	36,147
7,9,10 Evergreen Credit Card Trust Series 2016-3		1.659%	11/16/20	2,550	2,558
7,9	First National Master Note Trust 2015-1	1.929%	9/15/20	2,790	2,793
7,9	First National Master Note Trust 2017-1	1.559%	4/18/22	11,720	11,730
7,10	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	4,089	4,129
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	4,455	4,459
7,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	9,700	9,830
7	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	4,510	4,487
7,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	11,910	11,997
7,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	15,232	15,173
7,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	36,790	37,356
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,497
7,9	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	1.659%	2/15/21	6,191	6,217
7,9	Ford Credit Floorplan Master Owner Trust
	A Series 2015-2	1.729%	1/15/22	7,310	7,372
7	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,230	8,321
7,9	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	2.059%	2/15/21	11,720	11,824
7,9	Ford Credit Floorplan Master Owner Trust
	A Series 2016-3	1.779%	7/15/21	4,500	4,532

7,9	Ford Credit Floorplan Master Owner Trust
	A Series 2016-4	1.689%	7/15/20	3,480	3,492
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	36,140	36,154
7	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	950	951
7	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	3,880	3,884
7	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	7,100	7,074
7	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	5,000	5,020
7	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	3,500	3,497
7,9,10 GMF Floorplan Owner Revolving Trust
	2016-1	2.009%	5/17/21	10,260	10,350
7,9,10 Golden Credit Card Trust 2014-2A		1.609%	3/15/21	2,921	2,929
7,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	20,130	19,996
7,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2014-1	1.470%	8/15/20	568	568
7,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	3,770	3,762
7,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2017-1	2.360%	1/20/23	5,700	5,712
7,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	256
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	934	955
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	4,923	5,225
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,900	1,985
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	2,692	2,692
7,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	5,580	5,509
7,10	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	3,670	3,642
7,10	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	1,380	1,370
7	Honda Auto Receivables 2015-4 Owner
	Trust	1.440%	1/21/22	6,140	6,118
7	Honda Auto Receivables 2017-2 Owner
	Trust	1.870%	9/15/23	10,000	9,997
7,10	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	7,540	7,539
7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	2,910	2,917
7,10	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	2,090	2,087
9	Illinois Student Assistance Commission
	Series 2010-1	2.206%	4/25/22	908	912
7,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	1,952	2,003
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	480	481
7	John Deere Owner Trust 2016-B	1.490%	5/15/23	880	877
7	John Deere Owner Trust 2017-A	2.110%	12/15/23	7,390	7,441
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	3,023
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	833	919
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,376
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	371	387
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	944	957

7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,373	1,399
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,548	1,597
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,635	2,807
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	475
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	100	106
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,206
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,721	1,743
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	400	417
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	680	699
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,310	1,351
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,804	2,941
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.161%	7/15/45	1,309	1,385
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	358	376
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	450	483
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	179	188
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,697	3,988
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	4,862	5,195
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	402	430
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	170	176
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	1,009
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,040	3,142
7	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	6,000	6,285
7	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.296%	4/15/41	5,979	6,116
7,9,10 Master Credit Card Trust II Series 2016-1A		1.964%	9/23/19	10,790	10,825
7,10	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	20,000	20,162
7,9	MBNA Credit Card Master Note Trust 2004-
	A3	1.419%	8/16/21	15,215	15,243
7,9,10 Mercedes-Benz Master Owner Trust 2016-
	B	1.859%	5/17/21	12,000	12,099
7,9,10 Mercedes-Benz Master Owner Trust 2017-
	B	1.579%	5/16/22	15,690	15,699
7,10	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	1,555	1,560
7,10	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	509	510
7,10	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	995	996

7,10	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	895	904
7,10	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	5,240	5,209
7,10	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,193
7,10	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,094
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,328	2,405
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	896	937
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,132	1,149
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	4,817	5,171
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,160	1,234
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.315%	8/15/46	350	377
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	375	394
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	130	140
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	75	80
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	358	383
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	179	192
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,960	2,070
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	4,350	4,658
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	2,913	3,088
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	295	313
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	4/15/48	1,090	1,113
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	6,000	6,220
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	2,903	3,024
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	792	831
7,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,011	2,027
7	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,760	1,821
10	National Australia Bank Ltd.	2.250%	3/16/21	13,870	13,832
7,9	Navient Student Loan Trust 2014-8	1.656%	4/25/23	6,186	6,199
7,9	Navient Student Loan Trust 2015-3	1.866%	6/26/56	4,800	4,781
7,9,10 Navient Student Loan Trust 2016-2		2.266%	6/25/65	1,450	1,461
7,9,10 Navient Student Loan Trust 2016-3		2.066%	6/25/65	1,880	1,902
7,9,10 Navient Student Loan Trust 2016-6A		1.966%	3/25/66	7,040	7,063
7,9,10 Navient Student Loan Trust 2017-1		1.966%	7/26/66	26,000	26,240
7,9,10 Navient Student Loan Trust 2017-3A		1.816%	7/26/66	4,715	4,732
7,9,10 Navistar Financial Dealer Note Master
	Trust II 2017-1A	2.489%	6/27/22	7,070	7,073
7,10	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	2,950	2,976
7	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	17,740	17,736

7	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	4,910	4,908
7	Nissan Auto Receivables 2015-A Owner
	Trust	1.500%	9/15/21	6,990	6,968
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	775	776
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	15,000	14,957
7	Nissan Auto Receivables 2016-A Owner
	Trust	1.590%	7/15/22	9,120	9,074
7	Nissan Auto Receivables 2016-B Owner
	Trust	1.540%	10/17/22	2,910	2,883
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	7,500	7,497
7,9	Nissan Master Owner Trust Receivables
	Series 2016-A	1.799%	6/15/21	13,480	13,566
9	North Carolina State Education Assistance
	Authority 2011-1	2.056%	1/26/26	432	432
7,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	840	844
7,9,10 PHEAA Student Loan Trust 2016-2A		2.166%	11/25/65	6,376	6,390
	Royal Bank of Canada	2.200%	9/23/19	3,072	3,085
	Royal Bank of Canada	2.100%	10/14/20	4,360	4,349
7	Royal Bank of Canada	1.875%	2/5/21	4,800	4,777
	Royal Bank of Canada	2.300%	3/22/21	2,903	2,903
7,10	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	4,390	4,363
7,10	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	3,800	3,777
7,10	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	13,680	13,672
7,10	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	4,120	4,131
7,9	SLM Student Loan Trust 2005-5	1.256%	4/25/25	4,493	4,489
7,9	SLM Student Loan Trust 2014-1	1.596%	7/26/21	1,309	1,309
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	204	204
7	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	810	799
10	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	998	994
7,10	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	5,077	5,047
10	Swedbank Hypotek AB	1.375%	3/28/18	1,131	1,128
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,955	2,989
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	3,500	3,501
7	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	6,363	6,432
7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	5,840	5,859
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,370	16,278
7	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,986	3,011
7	Synchrony Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	6,931	6,931
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	2,470	2,461
7,9,10 Trillium Credit Card Trust II 2016-1A		1.936%	5/26/21	23,940	24,040
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	244	259
7,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	3,940	4,067

7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,340	1,350
7	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	200	206
7	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	120	122
7,10	Verizon Owner Trust 2017-1A	2.060%	9/20/21	11,000	11,047
7,10	Verizon Owner Trust 2017-2A	1.920%	12/20/21	28,510	28,505
7,10	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,529	2,589
7,10	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	1,300	1,300
7,10	Volvo Financial Equipment LLC Series
	2016-1A	1.890%	9/15/20	1,280	1,281
7,10	Volvo Financial Equipment LLC Series
	2017-1A	2.210%	11/15/21	2,310	2,317
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	863	877
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	517	533
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	416	441
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	296	320
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	1,405	1,416
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	1,870	1,952
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	2,572	2,713
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	720	756
7	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	320	337
7	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	2,350	2,404
7	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	900	932
7,9	Wells Fargo Dealer Floorplan Master Note
	Trust	1.862%	1/20/22	12,080	12,157
7,9	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-1	1.592%	7/20/19	9,800	9,800
10	Westpac Banking Corp.	1.850%	11/26/18	1,028	1,028
10	Westpac Banking Corp.	2.000%	3/3/20	2,550	2,545
10	Westpac Banking Corp.	2.250%	11/9/20	3,460	3,461
7,10	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	1,221	1,298
7	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	1,072	1,115
7	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	610	642
7	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	208	213
7	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	2,428	2,472
7	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	566	580

7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	476	500
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	225	242
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	161	168
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	595	626
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,488	1,603
7	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	100	105
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	1,031	1,105
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	815	864
7	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,810	2,913
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,560	2,689
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	2,302	2,456
7,10	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	665	661
7	World Financial Network Credit Card
	Master Note Trust Series 2013-A	1.610%	12/15/21	1,732	1,732
7,9	World Financial Network Credit Card
	Master Note Trust Series 2015-A	1.639%	2/15/22	2,585	2,591
7	World Financial Network Credit Card
	Master Note Trust Series 2015-B	2.550%	6/17/24	1,330	1,347
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	3,360	3,361
7	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	15,000	14,990
7	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	1,390	1,391
7	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	7,410	7,357
7	World Omni Automobile Lease
	Securitization Trust 2017-A	2.320%	8/15/22	4,670	4,692
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,514,276)					1,521,407
Corporate Bonds (20.0%)
Finance (11.7%)
	Banking (9.4%)
10	ABN AMRO Bank NV	2.500%	10/30/18	5,390	5,434
	American Express Bank FSB	6.000%	9/13/17	1,000	1,008
	American Express Centurion Bank	6.000%	9/13/17	1,731	1,746
	American Express Credit Corp.	1.875%	11/5/18	4,107	4,110
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,815
	American Express Credit Corp.	2.200%	3/3/20	735	739
	American Express Credit Corp.	2.375%	5/26/20	4,900	4,943
	American Express Credit Corp.	2.700%	3/3/22	1,095	1,104
	American Express Credit Corp.	3.300%	5/3/27	3,750	3,756
	Australia & New Zealand Banking Group
	Ltd.	2.000%	11/16/18	3,640	3,648
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	5,598	5,594
	Bank of New York Mellon Corp.	2.150%	2/24/20	590	592
	Bank of New York Mellon Corp.	2.600%	8/17/20	1,246	1,262
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,126
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,646
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	1,947

	Bank of New York Mellon Corp.	3.000%	2/24/25	600	599
	Bank of New York Mellon Corp.	2.800%	5/4/26	2,470	2,411
7	Bank of New York Mellon Corp.	3.442%	2/7/28	3,875	3,923
	Bank of Nova Scotia	1.650%	6/14/19	4,090	4,070
	Bank of Nova Scotia	4.375%	1/13/21	4,490	4,808
	Bank of Nova Scotia	2.700%	3/7/22	1,360	1,370
10	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	3,600	3,570
10	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	7,652	7,731
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	7,440	7,552
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,020	13,016
	Bear Stearns Cos. LLC	6.400%	10/2/17	7,190	7,274
	Bear Stearns Cos. LLC	7.250%	2/1/18	5,050	5,208
	BNP Paribas SA	2.700%	8/20/18	3,590	3,629
	BNP Paribas SA	2.400%	12/12/18	5,350	5,389
	BPCE SA	2.500%	12/10/18	7,485	7,529
	BPCE SA	2.500%	7/15/19	2,225	2,244
	BPCE SA	2.650%	2/3/21	2,550	2,562
	BPCE SA	4.000%	4/15/24	2,750	2,895
	Branch Banking & Trust Co.	2.625%	1/15/22	12,200	12,298
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	6,185	6,177
	Commonwealth Bank of Australia	1.625%	3/12/18	990	989
	Commonwealth Bank of Australia	2.500%	9/20/18	9,260	9,338
	Commonwealth Bank of Australia	1.750%	11/2/18	710	709
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,009
	Commonwealth Bank of Australia	2.300%	9/6/19	6,329	6,371
10	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,183
	Commonwealth Bank of Australia	2.400%	11/2/20	4,420	4,431
10	Commonwealth Bank of Australia	2.000%	9/6/21	3,920	3,845
10	Commonwealth Bank of Australia	2.750%	3/10/22	10,060	10,153
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,380	2,394
	Cooperatieve Rabobank UA	2.250%	1/14/20	3,610	3,625
	Credit Suisse AG	2.300%	5/28/19	5,990	6,029
	Credit Suisse AG	3.000%	10/29/21	3,000	3,055
	Credit Suisse AG	3.625%	9/9/24	2,800	2,883
10	Danske Bank A/S	2.750%	9/17/20	1,105	1,120
10	Danske Bank A/S	2.700%	3/2/22	11,080	11,143
	Fifth Third Bank	2.300%	3/15/19	1,360	1,366
	Fifth Third Bank	1.625%	9/27/19	5,820	5,763
	Fifth Third Bank	2.250%	6/14/21	5,364	5,334
	First Republic Bank	2.500%	6/6/22	18,680	18,571
	Goldman Sachs Group Inc.	2.625%	1/31/19	8,910	9,003
	Goldman Sachs Group Inc.	2.550%	10/23/19	11,885	11,990
	Goldman Sachs Group Inc.	2.300%	12/13/19	21,690	21,734
	Goldman Sachs Group Inc.	2.600%	12/27/20	10,920	10,989
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,970	10,078
	Goldman Sachs Group Inc.	3.000%	4/26/22	26,320	26,523
7	Goldman Sachs Group Inc.	2.908%	6/5/23	13,945	13,888
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,210	1,265
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,951
	Goldman Sachs Group Inc.	3.750%	5/22/25	950	969
	Goldman Sachs Group Inc.	3.850%	1/26/27	3,945	4,002
7	Goldman Sachs Group Inc.	3.691%	6/5/28	14,985	15,060
10	HSBC Bank plc	1.500%	5/15/18	2,250	2,247
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,177
	HSBC Holdings plc	2.950%	5/25/21	5,305	5,375
	HSBC Holdings plc	2.650%	1/5/22	11,790	11,746
7	HSBC Holdings plc	3.262%	3/13/23	19,100	19,444

	HSBC Holdings plc	3.600%	5/25/23	7,765	8,011
	HSBC Holdings plc	4.375%	11/23/26	985	1,017
7	HSBC Holdings plc	4.041%	3/13/28	41,901	43,372
	HSBC USA Inc.	2.625%	9/24/18	2,700	2,724
	HSBC USA Inc.	2.375%	11/13/19	2,960	2,977
	Huntington National Bank	2.200%	11/6/18	1,812	1,816
	Huntington National Bank	2.375%	3/10/20	7,705	7,738
10	ING Bank NV	2.500%	10/1/19	2,670	2,689
	JPMorgan Chase & Co.	1.700%	3/1/18	2,400	2,400
	JPMorgan Chase & Co.	1.625%	5/15/18	545	545
	JPMorgan Chase & Co.	2.250%	1/23/20	28,352	28,415
	JPMorgan Chase & Co.	4.950%	3/25/20	3,995	4,283
	JPMorgan Chase & Co.	2.750%	6/23/20	4,475	4,540
	JPMorgan Chase & Co.	2.550%	10/29/20	25,165	25,365
	JPMorgan Chase & Co.	2.550%	3/1/21	10,159	10,195
	JPMorgan Chase & Co.	2.295%	8/15/21	6,720	6,680
	JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,733
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,213
	JPMorgan Chase & Co.	2.972%	1/15/23	34,053	34,356
7	JPMorgan Chase & Co.	2.776%	4/25/23	14,030	14,029
	JPMorgan Chase & Co.	2.700%	5/18/23	5,337	5,278
	JPMorgan Chase & Co.	3.875%	2/1/24	1,500	1,572
	JPMorgan Chase & Co.	3.625%	5/13/24	3,350	3,456
	JPMorgan Chase & Co.	3.125%	1/23/25	7,986	7,930
7	JPMorgan Chase & Co.	3.220%	3/1/25	9,345	9,333
	JPMorgan Chase & Co.	3.900%	7/15/25	8,000	8,319
	JPMorgan Chase & Co.	3.300%	4/1/26	7,479	7,423
7	JPMorgan Chase & Co.	3.782%	2/1/28	18,750	19,147
7	JPMorgan Chase & Co.	3.540%	5/1/28	11,745	11,812
	JPMorgan Chase Bank NA	6.000%	10/1/17	7,190	7,264
	KeyBank NA	1.650%	2/1/18	2,400	2,400
	KeyBank NA	2.350%	3/8/19	881	887
	KeyBank NA	2.500%	11/22/21	1,860	1,864
	Lloyds Bank plc	2.700%	8/17/20	1,545	1,565
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,104
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	4,195	4,178
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	38,650	39,201
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	3,880	3,825
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,975	3,013
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	825	806
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	10,000	10,308
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	11,120	11,179
	Mizuho Financial Group Inc.	2.953%	2/28/22	2,730	2,742
	Morgan Stanley	2.500%	1/24/19	6,752	6,800
	Morgan Stanley	2.375%	7/23/19	25,904	26,085
	Morgan Stanley	5.625%	9/23/19	2,868	3,078
	Morgan Stanley	5.750%	1/25/21	6,800	7,518
	Morgan Stanley	2.625%	11/17/21	24,079	24,018
	Morgan Stanley	2.750%	5/19/22	9,785	9,760
9	Morgan Stanley	2.373%	5/8/24	6,885	6,902
	Morgan Stanley	3.700%	10/23/24	6,138	6,296
	Morgan Stanley	3.875%	1/27/26	1,110	1,141
	Morgan Stanley	3.625%	1/20/27	8,090	8,119
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,470
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,767
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,471
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,159

	National Australia Bank Ltd.	2.000%	1/14/19	728	729
	National Australia Bank Ltd.	2.500%	5/22/22	5,155	5,125
10	National Australia Bank Ltd.	3.500%	1/10/27	9,060	9,192
	National Bank of Canada	2.100%	12/14/18	2,525	2,537
10	Nordea Bank AB	1.625%	9/30/19	3,535	3,503
10	Nordea Bank AB	2.500%	9/17/20	1,865	1,875
	PNC Bank NA	2.200%	1/28/19	3,300	3,316
	PNC Bank NA	2.600%	7/21/20	5,115	5,180
	PNC Bank NA	2.450%	11/5/20	1,707	1,720
	PNC Bank NA	2.150%	4/29/21	2,078	2,056
	PNC Bank NA	2.550%	12/9/21	7,785	7,818
	PNC Bank NA	2.625%	2/17/22	25,735	25,889
	PNC Bank NA	2.700%	11/1/22	4,900	4,893
	PNC Bank NA	3.300%	10/30/24	1,450	1,482
	PNC Bank NA	2.950%	2/23/25	4,610	4,594
	PNC Bank NA	3.250%	6/1/25	4,527	4,596
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,209
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,742
	Royal Bank of Canada	1.500%	7/29/19	6,250	6,205
	Santander UK plc	1.650%	9/29/17	4,500	4,503
	Santander UK plc	3.050%	8/23/18	3,410	3,456
	Santander UK plc	2.500%	3/14/19	3,118	3,144
	Santander UK plc	2.350%	9/10/19	3,950	3,968
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	980	987
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	7,465	7,313
	State Street Corp.	1.350%	5/15/18	1,800	1,798
	State Street Corp.	3.300%	12/16/24	1,790	1,841
	State Street Corp.	3.550%	8/18/25	2,611	2,712
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	2,900	2,943
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	3,585	3,405
	Svenska Handelsbanken AB	2.450%	3/30/21	11,675	11,717
10	Swedbank AB	2.375%	2/27/19	3,770	3,792
10	Swedbank AB	2.800%	3/14/22	7,485	7,578
	Toronto-Dominion Bank	1.450%	8/13/19	700	693
	Toronto-Dominion Bank	2.500%	12/14/20	6,580	6,656
	Toronto-Dominion Bank	2.125%	4/7/21	9,125	9,098
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	16,370	16,239
10	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,255	3,334
10	UBS Group Funding Switzerland AG	4.253%	3/23/28	13,045	13,654
	US Bancorp	2.350%	1/29/21	1,350	1,356
	US Bancorp	3.100%	4/27/26	1,212	1,199
	US Bank NA	1.350%	1/26/18	601	601
	Wachovia Corp.	5.750%	2/1/18	6,740	6,898
	Wells Fargo & Co.	5.625%	12/11/17	7,020	7,142
	Wells Fargo & Co.	2.600%	7/22/20	6,635	6,729
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,287
	Wells Fargo & Co.	3.069%	1/24/23	19,895	20,120
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,610
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,040
	Wells Fargo & Co.	3.000%	2/19/25	6,300	6,203
	Wells Fargo & Co.	3.550%	9/29/25	9,029	9,184
	Wells Fargo & Co.	3.000%	4/22/26	13,750	13,385
	Wells Fargo & Co.	3.000%	10/23/26	5,000	4,853
7	Wells Fargo & Co.	3.584%	5/22/28	18,950	19,144
	Wells Fargo Bank NA	6.000%	11/15/17	7,190	7,305
	Wells Fargo Bank NA	1.800%	11/28/18	3,385	3,384
	Wells Fargo Bank NA	2.150%	12/6/19	14,500	14,553

	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,602
	Westpac Banking Corp.	1.950%	11/23/18	2,376	2,378
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,655
	Westpac Banking Corp.	2.600%	11/23/20	6,430	6,503
	Westpac Banking Corp.	2.100%	5/13/21	7,555	7,478
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,552
	Westpac Banking Corp.	3.350%	3/8/27	18,765	18,810

	Brokerage (0.2%)
	BlackRock Inc.	3.200%	3/15/27	8,310	8,400
	Charles Schwab Corp.	2.200%	7/25/18	450	452
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,443
	Charles Schwab Corp.	3.200%	3/2/27	805	807
	Invesco Finance plc	3.125%	11/30/22	4,490	4,531
	Invesco Finance plc	4.000%	1/30/24	4,000	4,234
	Invesco Finance plc	3.750%	1/15/26	3,060	3,148
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	61
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,322

	Finance Companies (0.3%)
	GE Capital International Funding Co.	2.342%	11/15/20	39,307	39,640
	GE Capital International Funding Co.	3.373%	11/15/25	4,516	4,670

	Insurance (1.5%)
	Aetna Inc.	2.750%	11/15/22	1,700	1,703
	Aetna Inc.	2.800%	6/15/23	2,050	2,041
10	AIA Group Ltd.	3.200%	3/11/25	15,935	15,816
10	AIG Global Funding	2.700%	12/15/21	2,340	2,357
	Berkshire Hathaway Inc.	2.750%	3/15/23	26,430	26,780
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,155	18,341
	Chubb INA Holdings Inc.	2.875%	11/3/22	15,193	15,461
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,000	1,003
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,860	3,996
	Chubb INA Holdings Inc.	3.150%	3/15/25	984	1,000
10	Jackson National Life Global Funding	4.700%	6/1/18	2,250	2,310
	Manulife Financial Corp.	4.900%	9/17/20	6,695	7,190
	Manulife Financial Corp.	4.150%	3/4/26	2,529	2,680
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,820	5,238
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	10,400	10,521
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,995	2,059
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	8,620	8,865
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,982	4,162
10	MassMutual Global Funding II	2.750%	6/22/24	21,965	21,772
	MetLife Inc.	4.368%	9/15/23	4,500	4,914
10	Metropolitan Life Global Funding I	3.000%	1/10/23	9,594	9,716
10	Metropolitan Life Global Funding I	3.450%	12/18/26	8,725	8,930
10	New York Life Global Funding	2.900%	1/17/24	4,120	4,154
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,887
10	Pricoa Global Funding I	2.550%	11/24/20	2,130	2,145
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,270	1,281
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	6,555	6,551
	UnitedHealth Group Inc.	1.900%	7/16/18	1,020	1,024
	UnitedHealth Group Inc.	2.700%	7/15/20	1,010	1,031
	UnitedHealth Group Inc.	3.350%	7/15/22	2,080	2,168
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,734
	UnitedHealth Group Inc.	3.750%	7/15/25	5,275	5,548
	UnitedHealth Group Inc.	3.450%	1/15/27	7,500	7,709

	UnitedHealth Group Inc.	3.375%	4/15/27	2,825	2,883

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.350%	5/15/27	5,975	5,990
	Camden Property Trust	4.875%	6/15/23	435	469
	Camden Property Trust	4.250%	1/15/24	1,488	1,560
	Camden Property Trust	3.500%	9/15/24	435	436
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,314
	Federal Realty Investment Trust	2.750%	6/1/23	4,490	4,359
	Federal Realty Investment Trust	3.250%	7/15/27	6,000	5,884
10	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	6,205	6,259
	Simon Property Group LP	2.500%	9/1/20	727	728
	Simon Property Group LP	4.375%	3/1/21	4,400	4,682
	Simon Property Group LP	3.500%	9/1/25	891	902
	Simon Property Group LP	3.300%	1/15/26	894	894
					1,634,383
Industrial (7.5%)
	Basic Industry (0.2%)
10	Air Liquide Finance SA	1.750%	9/27/21	16,586	16,145
10	Air Liquide Finance SA	2.250%	9/27/23	5,020	4,860
	Air Products & Chemicals Inc.	2.750%	2/3/23	1,040	1,046
	Airgas Inc.	2.900%	11/15/22	2,575	2,610
	Praxair Inc.	4.050%	3/15/21	2,800	2,972
	Praxair Inc.	2.450%	2/15/22	1,840	1,844
	Praxair Inc.	2.200%	8/15/22	1,120	1,106

	Capital Goods (1.2%)
	Caterpillar Financial Services Corp.	2.100%	1/10/20	6,290	6,305
	Caterpillar Financial Services Corp.	1.700%	8/9/21	22,027	21,515
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,000	6,094
	Caterpillar Financial Services Corp.	2.400%	6/6/22	7,800	7,761
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,365	5,684
	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,705	1,751
	Caterpillar Inc.	2.600%	6/26/22	1,250	1,260
	Deere & Co.	2.600%	6/8/22	5,220	5,281
	Dover Corp.	3.150%	11/15/25	1,825	1,857
	Illinois Tool Works Inc.	3.500%	3/1/24	2,650	2,773
	Illinois Tool Works Inc.	2.650%	11/15/26	14,415	14,075
	John Deere Capital Corp.	2.450%	9/11/20	5,175	5,224
	John Deere Capital Corp.	2.800%	3/4/21	3,475	3,542
	John Deere Capital Corp.	2.750%	3/15/22	4,645	4,713
	John Deere Capital Corp.	2.800%	1/27/23	1,925	1,941
	John Deere Capital Corp.	2.800%	3/6/23	2,820	2,844
	John Deere Capital Corp.	2.650%	6/24/24	10,000	9,912
	Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,981
	Parker-Hannifin Corp.	3.300%	11/21/24	3,935	4,060
10	Parker-Hannifin Corp.	3.250%	3/1/27	6,040	6,095
	Precision Castparts Corp.	2.500%	1/15/23	8,650	8,611
	Precision Castparts Corp.	3.250%	6/15/25	13,895	14,188
10	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	11,205	11,349
10	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	3,445	3,498
10	Siemens Financieringsmaatschappij NV	2.350%	10/15/26	8,770	8,250

	Communication (0.6%)
	America Movil SAB de CV	5.000%	10/16/19	1,800	1,920
	America Movil SAB de CV	5.000%	3/30/20	4,800	5,145

	America Movil SAB de CV	3.125%	7/16/22	7,364	7,514
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,530	2,049
	Comcast Corp.	5.875%	2/15/18	2,100	2,156
	Comcast Corp.	5.700%	5/15/18	2,220	2,300
	Comcast Corp.	2.850%	1/15/23	2,700	2,735
	Comcast Corp.	3.600%	3/1/24	3,600	3,774
	Comcast Corp.	3.375%	2/15/25	7,885	8,101
	Comcast Corp.	3.375%	8/15/25	12,018	12,314
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	8,805
	NBCUniversal Media LLC	2.875%	1/15/23	25,090	25,458
	Walt Disney Co.	3.150%	9/17/25	2,500	2,545

	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,030	1,051
	American Honda Finance Corp.	1.600%	7/13/18	700	700
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,644
	American Honda Finance Corp.	2.450%	9/24/20	2,225	2,250
	American Honda Finance Corp.	1.700%	9/9/21	2,790	2,726
	Automatic Data Processing Inc.	3.375%	9/15/25	475	494
10	BMW US Capital LLC	2.000%	4/11/21	3,255	3,227
	Costco Wholesale Corp.	2.750%	5/18/24	3,180	3,170
	Costco Wholesale Corp.	3.000%	5/18/27	3,945	3,928
	Cummins Inc.	3.650%	10/1/23	1,350	1,426
10	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	7,090	7,109
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,475	1,481
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,089	1,084
	Harley-Davidson Inc.	3.500%	7/28/25	7,465	7,612
	Home Depot Inc.	2.625%	6/1/22	2,700	2,741
	Lowe's Cos. Inc.	4.625%	4/15/20	2,070	2,195
	Lowe's Cos. Inc.	3.120%	4/15/22	4,440	4,586
	Lowe's Cos. Inc.	3.375%	9/15/25	775	798
	Lowe's Cos. Inc.	2.500%	4/15/26	18,500	17,790
	Lowe's Cos. Inc.	3.100%	5/3/27	7,265	7,240
	Mastercard Inc.	3.375%	4/1/24	7,714	8,037
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	5,415	5,444
	PACCAR Financial Corp.	1.750%	8/14/18	740	742
	PACCAR Financial Corp.	2.200%	9/15/19	450	452
	Starbucks Corp.	2.100%	2/4/21	1,980	1,988
	Starbucks Corp.	2.450%	6/15/26	3,645	3,505
	Target Corp.	2.500%	4/15/26	1,750	1,658
	TJX Cos. Inc.	2.750%	6/15/21	1,650	1,681
	TJX Cos. Inc.	2.500%	5/15/23	900	894
	TJX Cos. Inc.	2.250%	9/15/26	2,650	2,469
	Toyota Motor Credit Corp.	1.550%	7/13/18	500	500
	Toyota Motor Credit Corp.	2.800%	7/13/22	600	610
	Toyota Motor Credit Corp.	2.900%	4/17/24	1,030	1,034
	Visa Inc.	2.200%	12/14/20	4,465	4,499
	Visa Inc.	2.800%	12/14/22	4,465	4,547
	Visa Inc.	3.150%	12/14/25	17,825	18,063
	Wal-Mart Stores Inc.	3.625%	7/8/20	1,365	1,434
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,485	1,545
	Wal-Mart Stores Inc.	4.250%	4/15/21	2,852	3,073
	Wal-Mart Stores Inc.	2.550%	4/11/23	6,290	6,327

	Consumer Noncyclical (1.3%)
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,840	5,958

	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	970	969
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	2,050	2,063
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	6,300	6,384
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,355	2,339
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	10,200	10,494
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	12,700	13,087
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,990	2,155
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,725	2,721
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,655	2,663
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,417
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,372
	Eli Lilly & Co.	2.350%	5/15/22	4,635	4,642
	Gilead Sciences Inc.	3.700%	4/1/24	22,510	23,478
	Gilead Sciences Inc.	3.500%	2/1/25	16,095	16,504
	Gilead Sciences Inc.	3.650%	3/1/26	11,505	11,823
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,155
	Kimberly-Clark Corp.	3.625%	8/1/20	630	659
	McCormick & Co. Inc.	3.500%	9/1/23	2,500	2,600
	McCormick & Co. Inc.	3.250%	11/15/25	485	487
	Medtronic Global Holdings SCA	3.350%	4/1/27	10,450	10,659
	Medtronic Inc.	5.600%	3/15/19	1,800	1,910
	Medtronic Inc.	3.150%	3/15/22	12,000	12,419
	Medtronic Inc.	3.625%	3/15/24	2,030	2,135
	Medtronic Inc.	3.500%	3/15/25	15,370	15,947
	PepsiCo Inc.	4.500%	1/15/20	2,250	2,404
	PepsiCo Inc.	2.850%	2/24/26	2,615	2,605
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	11,000	10,910
10	Roche Holdings Inc.	2.875%	9/29/21	1,590	1,625

	Energy (1.3%)
	BP Capital Markets plc	1.375%	5/10/18	1,800	1,797
	BP Capital Markets plc	2.241%	9/26/18	3,780	3,799
	BP Capital Markets plc	4.750%	3/10/19	7,640	8,009
	BP Capital Markets plc	4.500%	10/1/20	4,040	4,341
	BP Capital Markets plc	3.561%	11/1/21	6,917	7,213
	BP Capital Markets plc	3.062%	3/17/22	915	934
	BP Capital Markets plc	3.245%	5/6/22	2,600	2,675
	BP Capital Markets plc	2.500%	11/6/22	3,140	3,106
	BP Capital Markets plc	2.750%	5/10/23	6,630	6,602
	BP Capital Markets plc	3.994%	9/26/23	900	952
	BP Capital Markets plc	3.814%	2/10/24	7,590	7,920
	BP Capital Markets plc	3.224%	4/14/24	8,750	8,815
	BP Capital Markets plc	3.535%	11/4/24	5,915	6,063
	BP Capital Markets plc	3.506%	3/17/25	8,000	8,176
	BP Capital Markets plc	3.119%	5/4/26	6,600	6,519
	Chevron Corp.	2.193%	11/15/19	450	454
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	2,690	2,706
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	2,685	2,712
	Exxon Mobil Corp.	2.397%	3/6/22	1,100	1,106
	Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,247
	Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,195
	Occidental Petroleum Corp.	3.125%	2/15/22	2,695	2,767
	Occidental Petroleum Corp.	2.700%	2/15/23	1,800	1,797
	Shell International Finance BV	4.375%	3/25/20	1,840	1,956
	Shell International Finance BV	3.400%	8/12/23	5,000	5,184
	Shell International Finance BV	3.250%	5/11/25	23,950	24,399
	Shell International Finance BV	2.875%	5/10/26	15,500	15,267

	Total Capital Canada Ltd.	2.750%	7/15/23	2,700	2,718
	Total Capital International SA	2.875%	2/17/22	4,040	4,112
	Total Capital International SA	2.700%	1/25/23	1,350	1,358
	Total Capital International SA	3.700%	1/15/24	6,000	6,303
	Total Capital SA	4.450%	6/24/20	4,670	4,988
	Total Capital SA	4.125%	1/28/21	805	858
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,200	1,199
	TransCanada PipeLines Ltd.	3.750%	10/16/23	640	672
	TransCanada PipeLines Ltd.	4.875%	1/15/26	10,651	11,914

	Other Industrial (0.1%)
10	CK Hutchison International 16 Ltd.	2.750%	10/3/26	3,690	3,538
10	CK Hutchison International 17 Ltd.	3.500%	4/5/27	14,920	14,980

	Technology (1.4%)
	Apple Inc.	2.000%	5/6/20	3,705	3,720
	Apple Inc.	2.250%	2/23/21	1,500	1,510
	Apple Inc.	2.850%	5/6/21	5,840	6,005
	Apple Inc.	2.150%	2/9/22	895	889
	Apple Inc.	2.850%	2/23/23	4,780	4,863
	Apple Inc.	2.400%	5/3/23	3,590	3,567
	Apple Inc.	3.000%	2/9/24	3,210	3,250
	Apple Inc.	3.450%	5/6/24	5,385	5,598
	Apple Inc.	2.850%	5/11/24	11,855	11,891
	Apple Inc.	2.500%	2/9/25	5,060	4,947
	Apple Inc.	3.200%	5/13/25	1,360	1,387
	Apple Inc.	3.250%	2/23/26	7,145	7,252
	Apple Inc.	3.350%	2/9/27	9,795	10,021
	Apple Inc.	3.000%	6/20/27	1,710	1,701
	Applied Materials Inc.	2.625%	10/1/20	4,735	4,817
	Applied Materials Inc.	3.900%	10/1/25	427	455
	Baidu Inc.	3.250%	8/6/18	7,075	7,154
	Cisco Systems Inc.	4.450%	1/15/20	590	628
	Cisco Systems Inc.	2.200%	9/20/23	2,210	2,159
	Cisco Systems Inc.	2.950%	2/28/26	4,290	4,281
	Cisco Systems Inc.	2.500%	9/20/26	2,210	2,123
	Intel Corp.	2.350%	5/11/22	2,670	2,674
	Intel Corp.	2.875%	5/11/24	9,255	9,285
	International Business Machines Corp.	3.625%	2/12/24	1,800	1,880
	International Business Machines Corp.	3.300%	1/27/27	1,010	1,022
	Microsoft Corp.	2.375%	2/12/22	445	448
	Microsoft Corp.	2.650%	11/3/22	700	711
	Microsoft Corp.	2.875%	2/6/24	18,220	18,510
	Microsoft Corp.	2.700%	2/12/25	2,685	2,672
	Microsoft Corp.	3.300%	2/6/27	11,090	11,402
	Oracle Corp.	2.375%	1/15/19	2,920	2,954
	Oracle Corp.	2.500%	5/15/22	8,180	8,255
	Oracle Corp.	3.625%	7/15/23	290	306
	Oracle Corp.	3.400%	7/8/24	4,000	4,152
	Oracle Corp.	2.950%	5/15/25	4,295	4,313
	Oracle Corp.	2.650%	7/15/26	1,915	1,837
	QUALCOMM Inc.	2.600%	1/30/23	15,210	15,140
	QUALCOMM Inc.	2.900%	5/20/24	13,765	13,739
	QUALCOMM Inc.	3.250%	5/20/27	12,390	12,421

	Transportation (0.3%)
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,185	1,236

	Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,093	5,222
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,041	11,828
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	9,470	9,855
7	CSX Transportation Inc.	6.251%	1/15/23	1,268	1,449
7	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	4,769	5,485
7	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	3,146	3,485
7	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	3,607	3,968
7	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	1,202	1,277
					1,039,396
Utilities (0.8%)
	Electric (0.8%)
	Ameren Illinois Co.	2.700%	9/1/22	1,827	1,845
	Baltimore Gas & Electric Co.	2.800%	8/15/22	950	956
	Commonwealth Edison Co.	3.400%	9/1/21	8,700	9,032
	Commonwealth Edison Co.	2.550%	6/15/26	880	845
	Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,241
	Connecticut Light & Power Co.	2.500%	1/15/23	5,550	5,525
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,465
	Entergy Arkansas Inc.	3.700%	6/1/24	1,603	1,679
	Entergy Arkansas Inc.	3.500%	4/1/26	9,180	9,473
	Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,307
	Entergy Louisiana LLC	2.400%	10/1/26	4,920	4,641
	Entergy Louisiana LLC	3.120%	9/1/27	3,060	3,044
	Georgia Power Co.	2.400%	4/1/21	8,665	8,765
	Georgia Power Co.	2.850%	5/15/22	2,735	2,759
	Georgia Power Co.	3.250%	3/30/27	4,950	4,933
	MidAmerican Energy Co.	5.300%	3/15/18	3,326	3,408
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	3,477	3,864
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	1,115	1,125
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,180	5,035
	PacifiCorp	5.500%	1/15/19	2,665	2,808
	Sierra Pacific Power Co.	3.375%	8/15/23	5,740	5,857
	Southwestern Public Service Co.	3.300%	6/15/24	13,616	13,947
	Virginia Electric & Power Co.	2.950%	1/15/22	7,700	7,865
	Virginia Electric & Power Co.	2.950%	11/15/26	975	964
	Westar Energy Inc.	2.550%	7/1/26	5,745	5,538
	Westar Energy Inc.	3.100%	4/1/27	5,930	5,861

	Natural Gas (0.0%)
10	Engie SA	2.875%	10/10/22	1,305	1,314
					116,096
Total Corporate Bonds (Cost $2,773,493)					2,789,875
Sovereign Bonds (5.8%)
	Asian Development Bank	1.750%	1/10/20	17,875	17,929
10	Avi Funding Co. Ltd.	2.850%	9/16/20	9,400	9,386
10	Banco del Estado de Chile	2.000%	11/9/17	1,450	1,450
10	Bank Nederlandse Gemeenten NV	1.375%	9/27/17	2,725	2,725
10	Bank Nederlandse Gemeenten NV	1.500%	2/15/19	20,500	20,469
10	Bermuda	4.854%	2/6/24	2,725	2,942
	Bermuda	4.854%	2/6/24	7,700	8,338

10	CDP Financial Inc.	4.400%	11/25/19	18,235	19,278
	CDP Financial Inc.	4.400%	11/25/19	12,055	12,734
10	CDP Financial Inc.	3.150%	7/24/24	1,269	1,300
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	5,860	5,846
10	CNPC General Capital Ltd.	3.400%	4/16/23	800	816
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,732
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,950	3,088
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,300	1,361
10	CPPIB Capital Inc.	1.250%	9/20/19	17,700	17,530
	CPPIB Capital Inc.	1.250%	9/20/19	10,000	9,903
10	CPPIB Capital Inc.	2.250%	1/25/22	56,520	56,792
11	Development Bank of Japan Inc.	2.750%	9/16/25	7,580	7,595
10,12 Dexia Credit Local SA		1.875%	9/15/21	13,260	12,886
10	Electricite de France SA	3.625%	10/13/25	9,110	9,298
	European Investment Bank	1.625%	12/15/20	35,715	35,452
	European Investment Bank	4.000%	2/16/21	9,100	9,760
	European Investment Bank	2.500%	4/15/21	7,275	7,421
	Export-Import Bank of Korea	1.750%	2/27/18	3,935	3,930
	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,372
	Export-Import Bank of Korea	5.125%	6/29/20	5,000	5,376
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,670
	Export-Import Bank of Korea	4.375%	9/15/21	9,364	9,990
	Export-Import Bank of Korea	1.875%	10/21/21	8,870	8,576
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,114
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	8,000	7,939
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,000	1,017
	Inter-American Development Bank	2.375%	8/15/17	2,725	2,728
	Inter-American Development Bank	3.875%	2/14/20	4,550	4,802
	Inter-American Development Bank	3.000%	2/21/24	3,250	3,394
11	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,720
11	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,734
11	Japan Bank for International Cooperation	2.250%	2/24/20	27,500	27,501
13	KFW	1.000%	6/11/18	5,225	5,205
	Kingdom of Saudi Arabia	2.375%	10/26/21	5,800	5,707
	Korea Development Bank	3.500%	8/22/17	6,155	6,169
	Korea Development Bank	2.500%	1/13/21	4,750	4,725
10	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,050
	Korea East-West Power Co. Ltd.	2.625%	11/27/18	4,755	4,782
10	Korea Gas Corp.	2.875%	7/29/18	3,650	3,681
10	Korea Land & Housing Corp.	1.875%	8/2/17	4,750	4,750
14	KSA Sukuk Ltd.	2.894%	4/20/22	13,760	13,788
13	Landwirtschaftliche Rentenbank	2.375%	9/13/17	5,000	5,011
10	Municipality Finance plc	1.125%	4/17/18	2,275	2,269
10	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,806
10	nederlandse waterschapsbank nv	1.250%	9/9/19	32,000	31,669
	north american development bank	2.300%	10/10/18	3,750	3,773
10	ontario teachers' cadillac fairview
	properties trust	3.125%	3/20/22	7,000	7,097
10	ontario teachers' cadillac fairview
	properties trust	3.875%	3/20/27	6,600	6,791
	province of alberta	1.900%	12/6/19	15,000	14,962
10	province of alberta	1.750%	8/26/20	1,500	1,480
10	province of alberta	2.050%	8/17/26	5,000	4,700
	Province of Manitoba	2.100%	9/6/22	1,900	1,880
	Province of New Brunswick	2.750%	6/15/18	1,145	1,156
	Province of Ontario	1.100%	10/25/17	11,625	11,637
	Province of Ontario	1.200%	2/14/18	2,275	2,268

	Province of Ontario	3.000%	7/16/18	11,926	12,068
	Province of Ontario	1.625%	1/18/19	42,130	41,959
	Province of Ontario	4.000%	10/7/19	5,475	5,715
	Province of Ontario	4.400%	4/14/20	3,175	3,368
	Province of Ontario	2.500%	4/27/26	1,135	1,118
	Province of Quebec	3.500%	7/29/20	10,575	10,971
	Province of Quebec	2.750%	8/25/21	9,225	9,370
	Province of Quebec	2.375%	1/31/22	10,300	10,323
	Province of Quebec	7.500%	7/15/23	1,335	1,658
	Province of Quebec	7.125%	2/9/24	670	828
	Province of Quebec	2.750%	4/12/27	8,020	7,978
	Province of Quebec	7.500%	9/15/29	13,610	19,308
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	449	464
	Republic of Korea	7.125%	4/16/19	3,175	3,464
10	Republic of Lithuania	7.375%	2/11/20	1,520	1,722
	Republic of Lithuania	7.375%	2/11/20	23,607	26,693
	Republic of Lithuania	6.125%	3/9/21	1,815	2,047
	Republic of Poland	5.125%	4/21/21	10,205	11,238
	Republic of Poland	5.000%	3/23/22	26,142	29,050
10	Republic of Slovakia	4.375%	5/21/22	2,275	2,488
	Republic of Slovenia	5.500%	10/26/22	2,025	2,309
10	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	9,110	9,107
	State of Israel	2.875%	3/16/26	15,265	15,177
	State of Kuwait	2.750%	3/20/22	6,563	6,580
	Statoil ASA	5.250%	4/15/19	4,550	4,821
	Statoil ASA	3.150%	1/23/22	7,065	7,259
	Statoil ASA	2.450%	1/17/23	1,825	1,804
	Statoil ASA	3.700%	3/1/24	6,300	6,611
	Svensk Exportkredit AB	2.375%	3/9/22	39,000	39,547
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,726
Total Sovereign Bonds (Cost $813,511)					817,021
Taxable Municipal Bonds (0.0%)
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	2,050	2,095
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	1,697	1,714
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	1,288	1,290
	University of California Revenue	2.054%	5/15/18	900	905
Total Taxable Municipal Bonds (Cost $5,936)					6,004

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (12.2%)
Money Market Fund (12.1%)
15 Vanguard Market Liquidity Fund	1.181%		17,004,902	1,700,830

			Face
		Maturity	Amount
		Date	($000)
Commercial Paper (0.1%)
16 Electricite de France	1.906%	1/5/18	10,000	9,913

Total Temporary Cash Investments (Cost $1,710,622)				1,710,743
Total Investments (111.0%) (Cost $15,538,148)				15,517,630
Other Assets and Liabilities-Net (-11.0%)				(1,540,983)
Net Assets (100%)				13,976,647

1 Securities with a value of $2,293,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 Securities with a value of $5,107,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $4,542,000 have been segregated as initial margin for open cleared swap contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2017.
9 Adjustable-rate security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $1,138,230,000, representing 8.1% of net assets.
11 Guaranteed by the Government of Japan.
12 Guaranteed by multiple countries.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the Kingdom of Saudi Arabia.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30,
2017, the value of these securities was $9,913,000, representing 0.1% of net assets.
REMICS-Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market

Institutional Intermediate-Term Bond Fund

quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2017, counterparties had deposited in segregated accounts cash of $390,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

Institutional Intermediate-Term Bond Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,672,580	—
Asset-Backed/Commercial Mortgage-Backed Securities		1,521,407
Corporate Bonds	—	2,789,875	—
Sovereign Bonds	—	817,021	—
Taxable Municipal Bonds	—	6,004	—
Temporary Cash Investments	1,700,830	—	—
Futures Contracts—Assets[1]	1,608	—	—
Futures Contracts—Liabilities[1]	(2,444)	—	—
Swap Contracts—Assets	387[1]	215	—
Swap Contracts—Liabilities	(85)[1]	(94)	—
Total	1,700,296	13,807,008	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	11,717	1,380,684	(4,796)
Ultra 10-Year U.S. Treasury Note	September 2017	(3,991)	(538,037)	1,799
2-Year U.S. Treasury Note	September 2017	2,385	515,421	(381)
10-Year U.S. Treasury Note	September 2017	1,136	142,604	(762)
Ultra Long U.S. Treasury Bond	September 2017	(52)	(8,626)	(35)
30-Year U.S. Treasury Bond	September 2017	(32)	(4,918)	60
				(4,115)

Institutional Intermediate-Term Bond Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Institutional Intermediate-Term Bond Fund

pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended June 30, 2017, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Federation of
Malaysia/A3	6/20/22	BARC	2,322	21	1.000	35
Federation of
Malaysia/A3	6/20/22	GSI	1,610	4	1.000	13
People's Republic
of China/A1	6/20/22	BARC	3,700	(30)	1.000	21
People's Republic
of China/A1	6/20/22	GSI	1,300	(8)	1.000	10
Republic of
Chile/Aa3	6/20/22	BNPSW	13,500	(163)	1.000	42
Republic of
Chile/Aa3	6/20/22	BARC	750	(6)	1.000	5
Republic of
Chile/Aa3	6/20/22	CITNA	7,400	(58)	1.000	54

Total			30,582			180

Credit Protection Purchased
EI du Pont de
Nemours & Co.	12/20/20	JPMC	4,015	67	(1.000)	(50)
Republic of Korea	6/20/22	BNPSW	1,500	37	(1.000)	3
Republic of Korea	6/20/22	GSI	8,000	214	(1.000)	32

Wells Fargo & Co.	9/20/20	BOANA	3,740	49	(1.000)	(44)

Total			17,255			(59)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Institutional Intermediate-Term Bond Fund

BARC-—Barclays Bank plc.
BNPSW-—BNP Paribas.
BOANA-—Bank of America, N.A.
CITNA—Citi Bank N.A.
GSI-—Goldman Sachs International
JPMC-—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps
				Fixed	Floating
				Interest Rate	Interest Rate	Unrealized
	Future		Notional	Received	Received	Appreciation
	Effective		Amount	(Paid)	(Paid)	(Depreciation)
Termination
Date	Date	Clearinghouse	($000)	(%)	(%)	($000)
8/15/17	NA	LCH	77,650	0.981	(1.159) [1]	(25)
9/20/18	9/20/17[3]	CME	39,000	1.500	0.000[2]	(16)
9/20/19	9/20/17[3]	CME	62,909	1.750	0.000 [2]	(60)
9/20/20	9/20/17[3]	CME	50,955	1.750	0.000 [2]	(95)
9/20/21	9/20/17[3]	CME	13,767	(2.000)	0.000 [2]	43
11/30/21	10/4/17[3]	LCH	73,700	(1.855)	0.000 [2]	209
11/30/21	10/4/17[3]	LCH	110,600	(1.866)	0.000 [2]	263
9/20/22	9/20/17[3]	CME	26,535	(2.000)	0.000 [2]	121
9/20/24	9/20/17[3]	CME	21,577	(2.250)	0.000[2]	170
Total						610

CME-—Chicago Mercantile Exchange.
LCH-—London Clearing House.
1 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

G. At June 30, 2017, the cost of investment securities for tax purposes was $15,539,424,000. Net unrealized appreciation of investment securities for tax purposes was $21,794,000, consisting of unrealized gains of $64,651,000 on securities that had risen in value since their purchase and $86,445,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Intermediate-Term Bond Fund

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)

As of June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (23.2%)
U.S. Government Securities (4.5%)
	United States Treasury Inflation Indexed
	Bonds	1.625%	1/15/18	7,000	8,209
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	40,000	42,160
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	105,470	104,863
	United States Treasury Note/Bond	1.125%	2/28/19	50	50
	United States Treasury Note/Bond	1.250%	6/30/19	54,600	54,455
	United States Treasury Note/Bond	1.375%	4/30/20	30	30
1,2	United States Treasury Note/Bond	1.625%	11/30/20	117,000	116,927
	United States Treasury Note/Bond	1.125%	2/28/21	6,900	6,760
					333,454
Agency Bonds and Notes (18.5%)
3	AID-Jordan	2.578%	6/30/22	13,750	14,034
4	Federal Farm Credit Banks	1.110%	2/20/18	26,000	25,989
4	Federal Home Loan Banks	1.125%	4/25/18	24,000	23,978
4	Federal Home Loan Banks	0.875%	6/29/18	87,150	86,814
4	Federal Home Loan Banks	0.625%	8/7/18	5,720	5,678
4	Federal Home Loan Banks	0.875%	10/1/18	34,500	34,296
4	Federal Home Loan Banks	1.750%	12/14/18	3,000	3,016
4	Federal Home Loan Banks	1.250%	1/16/19	103,300	103,072
4	Federal Home Loan Banks	1.375%	3/18/19	78,150	78,109
4	Federal Home Loan Banks	5.375%	5/15/19	23,000	24,667
4	Federal Home Loan Banks	1.375%	5/28/19	43,250	43,208
4	Federal Home Loan Banks	0.875%	8/5/19	110,200	108,888
5	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	60,000	59,777
5	Federal Home Loan Mortgage Corp.	0.850%	7/27/18	41,800	41,611
5	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	200,130	198,917
5	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	85,650	85,213
5	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	49,300	49,044
5	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	6,300	6,289
5	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	13,300	12,926
5	Federal National Mortgage Assn.	1.125%	12/14/18	23,650	23,562
5	Federal National Mortgage Assn.	1.375%	1/28/19	17,000	16,995
5	Federal National Mortgage Assn.	1.000%	2/26/19	35,225	34,993
5	Federal National Mortgage Assn.	0.875%	8/2/19	8,100	8,004
5	Federal National Mortgage Assn.	1.000%	8/28/19	15,600	15,447
5	Federal National Mortgage Assn.	1.000%	10/24/19	186,050	184,005
5	Federal National Mortgage Assn.	1.250%	8/17/21	1,600	1,563
5	Federal National Mortgage Assn.	1.875%	4/5/22	51,250	51,056
5	Federal National Mortgage Assn.	1.875%	9/24/26	13,750	13,057
4	Financing Corp.	0.000%	11/2/18	3,090	3,031
					1,357,239
Conventional Mortgage-Backed Securities (0.0%)
5,6	Freddie Mac Gold Pool	6.000%	4/1/28	11	12
Nonconventional Mortgage-Backed Securities (0.2%)
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	11,800	11,743
Total U.S. Government and Agency Obligations (Cost $1,711,811)					1,702,448

Asset-Backed/Commercial Mortgage-Backed Securities (33.3%)
6	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	6,230	6,234
6	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	10,990	11,022
6	Ally Auto Receivables Trust 2016-1	1.730%	11/16/20	19,500	19,513
6	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	16,385	16,391
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	16,710	16,704
6,7	American Express Credit Account Master
	Trust 2013-2	1.579%	5/17/21	12,663	12,715
6,7	American Express Credit Account Master
	Trust 2014-1	1.529%	12/15/21	38,834	39,013
6,8	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	2,055	2,219
6,8	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	447	469
6,8	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	10,645	10,685
6	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	344	359
6	BANK 2017 - BNK4	3.625%	5/15/50	410	426
6	BANK 2017 - BNK5	3.390%	6/15/60	430	439
6,7,8Bank of America Student Loan Trust 2010-
	1A	1.956%	2/25/43	3,976	3,994
8	Bank of Montreal	1.750%	6/15/21	15,060	14,756
	Bank of Nova Scotia	1.875%	4/26/21	17,070	16,832
8	Bank of Nova Scotia	1.875%	9/20/21	27,900	27,385
6,7,8BMW Floorplan Master Owner Trust 2015-1A		1.659%	7/15/20	28,865	28,952
6,7	Brazos Higher Education Authority Inc.
	Series 2005-3	1.496%	6/25/26	2,907	2,889
6,7	Brazos Higher Education Authority Inc.
	Series 2011-1	1.989%	2/25/30	3,890	3,883
6	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	5,500	5,539
6,7	Cabela's Credit Card Master Note Trust
	2015-2	1.829%	7/17/23	12,475	12,573
6,7	Cabela's Credit Card Master Note Trust
	2016-1	2.009%	6/15/22	55,030	55,579
6	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	17,420	17,922
6,7	Capital One Multi-Asset Execution Trust
	2016-A2	1.789%	2/15/24	10,720	10,863
6,7,8CARDS II Trust 2016-1A		1.859%	7/15/21	19,670	19,760
6,7,8CARDS II Trust 2017-1A		1.529%	4/18/22	23,060	23,080
6	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	8,300	8,307
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,538
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	5,075	5,095
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	11,970	11,981
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	23,320	23,134
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,090	10,970
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	580	605
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	210	217
6	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	11,387	11,449
6,8	CFCRE Commercial Mortgage Trust 2011-
	C2	5.945%	12/15/47	1,609	1,812
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,012	2,072
6,8	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	11,170	11,212

6,8	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	21,280	21,313
6,8	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	10,570	10,551
6,8	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	5,870	5,807
6,7	Citibank Credit Card Issuance Trust 2017-A5	1.836%	4/22/26	9,390	9,437
6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	291	298
6,8	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	366
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,883	3,886
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	571	582
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	177	185
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	2,186	2,331
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	1,047	1,094
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,617	1,707
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	576	600
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	205	212
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	471	485
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,081	2,169
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,076	1,087
6	CNH Equipment Trust 2014-A	1.500%	5/15/20	15,196	15,199
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	8,340	8,333
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	221	227
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	731
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	288	292
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	241	244
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	177	178
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	684	729
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	598	646
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	336	353
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	877	936
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	461	497
6	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	1,572	1,709
6,8	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	2,461	2,637
6,8	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	258	272
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	140
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	745	754
6,8	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	807	818
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	305	328
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	766	813
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	272	288
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	20	21
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,964	2,068
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,596	1,658

6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,098	1,136
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,232	1,305
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	440	449
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	341	357
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	30	30
8	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,405
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	20	21
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	422	443
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	970	989
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/17/50	560	571
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	400	406
6,7	Discover Card Execution Note Trust 2016-A2	1.699%	9/15/21	14,310	14,401
6	Discover Card Execution Note Trust 2017-A4	2.530%	10/15/26	31,510	31,356
6,7	Discover Card Execution Note Trust 2017-A5	1.816%	12/15/26	16,020	16,083
8	DNB Boligkreditt AS	1.450%	3/21/18	4,035	4,030
6,8	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	12,450	12,425
6,8	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	4,580	4,561
6,7,8Evergreen Credit Card Trust Series 2016-1		1.879%	4/15/20	17,410	17,481
6,7,8Evergreen Credit Card Trust Series 2016-3		1.659%	11/16/20	10,640	10,673
6,7	First National Master Note Trust 2017-1	1.391%	4/18/22	21,920	21,939
6,8	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	14,450	14,592
6,8	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,120	1,132
6	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16,855	16,871
6,8	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	37,000	37,496
6	Ford Credit Auto Owner Trust 2016-A	1.600%	6/15/21	12,130	12,101
6	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	11,260	11,202
6,8	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	35,255	35,513
6,8	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	25,450	25,352
6,8	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	54,570	55,410
6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.489%	2/15/21	42,840	43,020
6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.779%	7/15/21	24,830	25,005
6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.689%	7/15/20	19,200	19,266
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	59,120	59,143
6,7	GE Dealer Floorplan Master Note Trust
	Series 2015-2	1.862%	1/20/22	18,460	18,578
6	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	3,120	3,123
6	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	14,430	14,444
6	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	9,200	9,237
6	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	5,520	5,515
6,7,8GMF Floorplan Owner Revolving Trust 2016-
	1	2.009%	5/17/21	28,850	29,103
6,7,8Golden Credit Card Trust 2014-2A		1.609%	3/15/21	25,433	25,502
6,7,8Golden Credit Card Trust 2016-1A		1.759%	1/15/20	93,590	93,774
6,8	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	72,300	71,818
6,7,8Gosforth Funding 2016-1A plc		1.882%	2/15/58	28,663	28,757
6,8	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	117	129
6	GS Mortgage Securities Trust 2013-GC13	4.168%	7/10/46	805	870

6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	701	716
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	2,460	2,611
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	150	157
6,8	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	21,050	20,781
6,8	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	14,555	14,444
6,8	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	2,605	2,586
6	Honda Auto Receivables 2015-4 Owner
	Trust	1.440%	1/21/22	23,540	23,456
6,8	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	13,650	13,647
6	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	11,030	11,055
6,8	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	8,360	8,349
7	Illinois Student Assistance Commission
	Series 2010-1	2.206%	4/25/22	1,397	1,403
6,8	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	1,333	1,369
6	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,845	1,849
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,935	1,928
6	John Deere Owner Trust 2017-A	2.110%	12/15/23	10,750	10,824
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	89	92
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	179	180
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	239	251
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	1,830	1,855
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	400	429
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	673	743
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	6,791	7,250
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	251	255
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,283	1,308
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	849	876
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	1,353	1,442
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	234	245
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	184	195
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	900	969
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	500	500
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	607	615
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	60	63
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	170	175
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	1,223	1,283

6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.161%	7/15/45	1,425	1,507
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	170	179
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	252	270
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	204
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	834	900
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,085	1,159
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	582
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	100	106
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	190	197
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	853	887
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	470	492
6	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.296%	4/15/41	2,604	2,664
6,7,8Master Credit Card Trust II Series 2016-1A		1.964%	9/23/19	43,020	43,159
6,7,8Mercedes-Benz Master Owner Trust 2016-B		1.859%	5/17/21	9,730	9,811
6,7,8Mercedes-Benz Master Owner Trust 2017-B		1.579%	5/16/22	25,700	25,715
6,8	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	2,212	2,220
6,8	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	3,391	3,399
6,8	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	4,889	4,892
6,8	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	7,037	7,103
6,8	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	7,480	7,436
6,8	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,342
6,8	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,167
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	399	412
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	387	404
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	201	204
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	1,810	1,944
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	873	929
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.315%	8/15/46	130	140
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	193	203
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	50	54
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	75	80
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	194	207
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	194	208

6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,214	1,282
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	1,645	1,761
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	1,385	1,468
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	361	383
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	4/15/48	659	673
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	20	21
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	130	136
6,8	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	883	890
8	National Australia Bank Ltd.	2.250%	3/16/21	21,700	21,640
6,7	Navient Student Loan Trust 2014-8	1.656%	4/25/23	23,654	23,700
6,7	Navient Student Loan Trust 2015-3	1.866%	6/26/56	16,600	16,533
6,7,8Navient Student Loan Trust 2016-2		2.266%	6/25/65	5,810	5,854
6,7,8Navient Student Loan Trust 2016-3		2.066%	6/25/65	5,140	5,200
6,7,8Navient Student Loan Trust 2016-6A		1.966%	3/25/66	35,210	35,326
6,7,8Navient Student Loan Trust 2017-1		1.966%	7/26/66	12,020	12,131
6,7,8Navient Student Loan Trust 2017-3A		1.816%	7/26/66	8,910	8,942
6,7,8Navistar Financial Dealer Note Master Trust
	II 2017-1A	2.489%	6/27/22	11,440	11,446
6,8	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	8,250	8,322
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	14,210	14,207
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,130	5,128
6	Nissan Auto Receivables 2015-A Owner
	Trust	1.500%	9/15/21	27,560	27,474
6	Nissan Auto Receivables 2016-B Owner
	Trust	1.540%	10/17/22	14,030	13,898
6,7	Nissan Master Owner Trust Receivables
	Series 2016-A	1.799%	6/15/21	41,710	41,977
7	North Carolina State Education Assistance
	Authority 2011-1	2.056%	1/26/26	1,062	1,062
6,8	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	481	512
6,8	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	250	251
6,7,8PHEAA Student Loan Trust 2016-2A		2.166%	11/25/65	15,588	15,623
	Royal Bank of Canada	2.200%	9/23/19	14,165	14,226
	Royal Bank of Canada	2.100%	10/14/20	23,750	23,691
6	Royal Bank of Canada	1.875%	2/5/21	4,900	4,876
	Royal Bank of Canada	2.300%	3/22/21	12,175	12,176
6,8	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	14,660	14,570
6,8	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	13,660	13,576
6,8	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	26,230	26,214
6,8	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	7,900	7,920
6,7	SLM Student Loan Trust 2003-14	1.386%	1/25/23	4,798	4,797
6,7	SLM Student Loan Trust 2005-5	1.256%	4/25/25	4,618	4,614
6,7	SLM Student Loan Trust 2005-6	1.266%	7/27/26	1,207	1,207
6,7	SLM Student Loan Trust 2013-6	1.716%	2/25/21	2,988	2,989
6,7	SLM Student Loan Trust 2014-1	1.596%	7/26/21	4,303	4,305

6	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	3,338	3,336
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,160	2,131
8	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	3,097	3,085
6,8	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	8,341	8,291
8	Swedbank Hypotek AB	1.375%	3/28/18	3,868	3,858
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	13,760	13,920
6	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	14,360	14,364
6	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	22,600	22,845
6	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	19,410	19,301
6	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	16,577	16,715
6,7,8Trillium Credit Card Trust II 2016-1A		1.936%	5/26/21	66,330	66,606
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	204
6,8	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	1,551	1,601
6	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	228	230
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	30	31
6,8	Verizon Owner Trust 2017-1A	2.060%	9/20/21	20,500	20,587
6,8	Verizon Owner Trust 2017-2A	1.920%	12/20/21	25,370	25,365
6,8	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	1,428	1,461
6,8	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	5,080	5,080
6,8	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	5,160	5,164
6,8	Volvo Financial Equipment LLC Series 2017-
	1A	2.210%	11/15/21	4,970	4,984
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	326	331
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	279	287
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	203	215
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	784	846
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.431%	7/15/46	272	292
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	290	292
6	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	484	508
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	50	53
6	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	560	573
6	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	240	249
8	Westpac Banking Corp.	1.850%	11/26/18	13,270	13,265
8	Westpac Banking Corp.	2.250%	11/9/20	13,440	13,445
6,8	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	269	287
6	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	262	273

6	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	584	615
6	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	169	173
6	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	400	407
6	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	440	451
6	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	231	243
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	396	426
6	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	175
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	221	232
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	790	851
6	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	10	11
6	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	80	86
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	643	682
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,521	1,577
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	40	42
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	827	882
6,8	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	1,945	1,934
6	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	20,751
6	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	6,191	6,192
6,7	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.639%	2/15/22	11,160	11,185
6	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	3,030	3,069
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	13,950	13,964
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	26,830	26,639
6	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	8,800	8,841
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,433,613)					2,440,164
Corporate Bonds (28.3%)
Finance (19.7%)
	Banking (18.8%)
8	ABN AMRO Bank NV	2.500%	10/30/18	2,750	2,773
	American Express Credit Corp.	1.875%	5/3/19	6,670	6,670
	American Express Credit Corp.	2.200%	3/3/20	8,495	8,541
8	ANZ New Zealand International Ltd.	2.250%	2/1/19	13,630	13,696
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,115	8,109
	Bank of America NA	1.650%	3/26/18	15,965	15,976
	Bank of America NA	1.750%	6/5/18	1,221	1,223
	Bank of America NA	2.050%	12/7/18	16,080	16,133
	Bank of Montreal	1.800%	7/31/18	6,855	6,866
	Bank of Nova Scotia	1.650%	6/14/19	8,170	8,130

Bank of Nova Scotia	2.350%	10/21/20	3,890	3,905
Bank of Nova Scotia	2.700%	3/7/22	2,765	2,785
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	2,270	2,271
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	300	302
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	6,240	6,254
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	4,860	4,877
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	3,355	3,327
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	7,487	7,565
8 Banque Federative du Credit Mutuel SA	2.000%	4/12/19	17,540	17,529
8 Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,995	3,994
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,255	1,255
Citibank NA	2.100%	6/12/20	8,110	8,099
Commonwealth Bank of Australia	1.900%	9/18/17	7,680	7,689
Commonwealth Bank of Australia	1.625%	3/12/18	5,310	5,303
Commonwealth Bank of Australia	2.500%	9/20/18	7,220	7,281
Commonwealth Bank of Australia	1.750%	11/2/18	6,137	6,128
Commonwealth Bank of Australia	2.300%	9/6/19	19,150	19,277
Commonwealth Bank of Australia	2.400%	11/2/20	2,790	2,797
Commonwealth Bank of Australia	2.550%	3/15/21	4,780	4,790
8 Commonwealth Bank of Australia	2.000%	9/6/21	5,010	4,914
8 Commonwealth Bank of Australia	2.750%	3/10/22	4,395	4,436
Cooperatieve Rabobank UA	2.250%	1/14/19	11,020	11,085
Cooperatieve Rabobank UA	2.500%	1/19/21	1,795	1,806
Credit Suisse AG	1.700%	4/27/18	13,685	13,676
8 Danske Bank A/S	1.650%	9/6/19	8,227	8,153
8 Danske Bank A/S	2.750%	9/17/20	7,260	7,360
8 Danske Bank A/S	2.700%	3/2/22	4,705	4,732
Fifth Third Bank	2.150%	8/20/18	6,448	6,471
Fifth Third Bank	1.625%	9/27/19	8,940	8,853
Goldman Sachs Group Inc.	5.950%	1/18/18	21,905	22,400
Goldman Sachs Group Inc.	2.375%	1/22/18	39,705	39,848
Goldman Sachs Group Inc.	6.150%	4/1/18	15,680	16,180
Goldman Sachs Group Inc.	2.900%	7/19/18	34,109	34,505
Goldman Sachs Group Inc.	2.625%	1/31/19	11,570	11,690
Goldman Sachs Group Inc.	2.550%	10/23/19	15,009	15,141
Goldman Sachs Group Inc.	2.300%	12/13/19	7,685	7,700
Goldman Sachs Group Inc.	2.600%	12/27/20	6,605	6,647
HSBC Holdings plc	2.650%	1/5/22	11,630	11,587
HSBC USA Inc.	1.500%	11/13/17	9,630	9,626
HSBC USA Inc.	1.625%	1/16/18	25,090	25,092
HSBC USA Inc.	1.700%	3/5/18	4,343	4,344
Huntington National Bank	2.200%	11/6/18	5,527	5,540
Huntington National Bank	2.375%	3/10/20	4,670	4,690
8 ING Bank NV	2.000%	11/26/18	5,810	5,816
8 ING Bank NV	2.300%	3/22/19	8,511	8,551
JPMorgan Chase & Co.	6.000%	1/15/18	46,352	47,403
JPMorgan Chase & Co.	1.800%	1/25/18	12,966	12,983
JPMorgan Chase & Co.	1.700%	3/1/18	38,317	38,320
JPMorgan Chase & Co.	2.200%	10/22/19	11,741	11,774
JPMorgan Chase & Co.	2.250%	1/23/20	5,730	5,743
JPMorgan Chase & Co.	2.750%	6/23/20	4,950	5,022
JPMorgan Chase & Co.	2.550%	10/29/20	26,887	27,101
JPMorgan Chase & Co.	2.550%	3/1/21	10,241	10,277
6 JPMorgan Chase & Co.	2.776%	4/25/23	7,985	7,984
JPMorgan Chase Bank NA	6.000%	10/1/17	11,790	11,912
Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,490	2,480
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,395	8,515

Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	5,430	5,353
8 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,625	2,637
8 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	16,860	16,950
Morgan Stanley	1.875%	1/5/18	6,400	6,407
Morgan Stanley	2.125%	4/25/18	41,310	41,444
Morgan Stanley	2.200%	12/7/18	1,088	1,092
Morgan Stanley	2.500%	1/24/19	10,235	10,307
Morgan Stanley	2.450%	2/1/19	3,976	4,000
Morgan Stanley	2.375%	7/23/19	8,621	8,681
Morgan Stanley	2.500%	4/21/21	13,005	12,941
Morgan Stanley	2.625%	11/17/21	11,125	11,097
Morgan Stanley	2.750%	5/19/22	5,890	5,875
7 Morgan Stanley	2.373%	5/8/24	4,140	4,150
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,799
MUFG Union Bank NA	2.625%	9/26/18	5,970	6,016
MUFG Union Bank NA	2.250%	5/6/19	4,580	4,599
National Australia Bank Ltd.	1.875%	7/23/18	9,070	9,097
National Australia Bank Ltd.	2.300%	7/25/18	3,860	3,883
National Australia Bank Ltd.	2.000%	1/14/19	6,293	6,306
National Australia Bank Ltd.	1.375%	7/12/19	13,000	12,834
National Australia Bank Ltd.	2.250%	1/10/20	6,000	5,996
National Australia Bank Ltd.	2.500%	5/22/22	3,105	3,087
National Bank of Canada	2.100%	12/14/18	6,815	6,846
National Bank of Canada	2.150%	6/12/20	11,205	11,189
8 Nordea Bank AB	1.625%	9/30/19	3,750	3,716
PNC Bank NA	1.500%	2/23/18	11,800	11,794
PNC Bank NA	1.600%	6/1/18	15,200	15,205
PNC Bank NA	1.800%	11/5/18	15,736	15,755
PNC Bank NA	1.450%	7/29/19	8,535	8,452
Royal Bank of Canada	2.200%	7/27/18	10,136	10,200
Royal Bank of Canada	1.800%	7/30/18	2,411	2,414
Royal Bank of Canada	2.000%	12/10/18	5,235	5,262
Royal Bank of Canada	2.150%	3/15/19	17,304	17,406
Royal Bank of Canada	1.500%	7/29/19	13,015	12,922
Royal Bank of Canada	2.125%	3/2/20	19,235	19,288
Royal Bank of Canada	2.350%	10/30/20	8,389	8,443
Santander UK plc	1.650%	9/29/17	15,910	15,920
Santander UK plc	3.050%	8/23/18	11,250	11,402
Santander UK plc	2.000%	8/24/18	7,787	7,795
Santander UK plc	2.500%	3/14/19	10,220	10,307
8 Skandinaviska Enskilda Banken AB	1.750%	3/19/18	9,085	9,084
8 Skandinaviska Enskilda Banken AB	2.375%	3/25/19	7,040	7,088
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	4,895	4,795
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	2,153	2,158
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	5,765	5,806
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,250	1,255
Svenska Handelsbanken AB	2.500%	1/25/19	7,835	7,911
Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,532
Svenska Handelsbanken AB	1.500%	9/6/19	13,625	13,482
Svenska Handelsbanken AB	1.875%	9/7/21	3,015	2,949
8 Swedbank AB	1.750%	3/12/18	17,350	17,369
8 Swedbank AB	2.800%	3/14/22	4,535	4,591
Toronto-Dominion Bank	1.450%	8/13/19	22,525	22,314
UBS AG	1.800%	3/26/18	23,725	23,760
8 UBS AG	2.200%	6/8/20	10,820	10,811
Wachovia Corp.	5.750%	2/1/18	12,660	12,956
Wells Fargo & Co.	5.625%	12/11/17	3,210	3,266

Wells Fargo & Co.	1.500%	1/16/18	21,106	21,104
Wells Fargo Bank NA	1.650%	1/22/18	21,087	21,100
Wells Fargo Bank NA	1.800%	11/28/18	8,845	8,842
Wells Fargo Bank NA	2.150%	12/6/19	11,830	11,873
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,390
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,053
Westpac Banking Corp.	2.250%	1/17/19	13,390	13,453
Westpac Banking Corp.	1.600%	8/19/19	28,105	27,852
Westpac Banking Corp.	4.875%	11/19/19	25,460	27,105
Westpac Banking Corp.	2.000%	8/19/21	4,540	4,473

Brokerage (0.1%)
Charles Schwab Corp.	1.500%	3/10/18	9,125	9,127

Finance Companies (0.2%)
GE Capital International Funding Co.	2.342%	11/15/20	16,440	16,580

Insurance (0.6%)
8 AIG Global Funding	2.700%	12/15/21	2,335	2,352
MetLife Inc.	1.903%	12/15/17	18,000	18,027
8 Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	1,012
8 Reliance Standard Life Global Funding II	2.150%	10/15/18	15,550	15,582
8 Reliance Standard Life Global Funding II	3.050%	1/20/21	1,610	1,624
				1,443,445
Industrial (7.7%)
Basic Industry (0.2%)
8 Air Liquide Finance SA	1.375%	9/27/19	3,835	3,787
Airgas Inc.	2.375%	2/15/20	7,185	7,216
Airgas Inc.	3.050%	8/1/20	1,290	1,308
EI du Pont de Nemours & Co.	2.200%	5/1/20	4,780	4,799

Capital Goods (2.0%)
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,575	11,440
Caterpillar Financial Services Corp.	1.900%	3/22/19	17,625	17,668
Caterpillar Financial Services Corp.	2.250%	12/1/19	13,660	13,763
Caterpillar Financial Services Corp.	2.100%	1/10/20	6,015	6,030
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,410	4,453
Caterpillar Financial Services Corp.	1.931%	10/1/21	5,785	5,686
Caterpillar Financial Services Corp.	2.400%	6/6/22	3,115	3,100
Caterpillar Inc.	7.900%	12/15/18	9,000	9,785
General Electric Capital Corp.	5.625%	9/15/17	10,423	10,509
John Deere Capital Corp.	5.750%	9/10/18	12,315	12,894
John Deere Capital Corp.	1.950%	1/8/19	15,070	15,131
John Deere Capital Corp.	2.200%	3/13/20	8,815	8,877
John Deere Capital Corp.	2.375%	7/14/20	6,140	6,216
Komatsu Mining Corp.	5.125%	10/15/21	10,745	11,900
8 Siemens Financieringsmaatschappij NV	2.200%	3/16/20	8,430	8,487

Communication (0.6%)
America Movil SAB de CV	5.625%	11/15/17	32,700	33,143
America Movil SAB de CV	5.000%	3/30/20	1,265	1,356
8 NBCUniversal Enterprise Inc.	1.974%	4/15/19	8,785	8,814

Consumer Cyclical (0.8%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	2,500	2,497
American Honda Finance Corp.	1.600%	7/13/18	2,910	2,910
American Honda Finance Corp.	2.125%	10/10/18	11,670	11,748

8 BMW US Capital LLC	2.150%	4/6/20	6,170	6,190
8 Harley-Davidson Financial Services Inc.	2.250%	1/15/19	1,097	1,100
8 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	6,360	6,388
8 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	5,467	5,441
8 Harley-Davidson Funding Corp.	6.800%	6/15/18	4,760	4,983
Lowe's Cos. Inc.	1.150%	4/15/19	2,320	2,296
8 Nissan Motor Acceptance Corp.	2.000%	3/8/19	6,090	6,088
PACCAR Financial Corp.	1.750%	8/14/18	910	912
Toyota Motor Credit Corp.	1.200%	4/6/18	8,180	8,161
Toyota Motor Credit Corp.	1.550%	7/13/18	3,900	3,903

Consumer Noncyclical (1.0%)
Altria Group Inc.	9.250%	8/6/19	16,350	18,773
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	240	240
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	12,238	12,259
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,475	4,868
Gilead Sciences Inc.	1.850%	9/4/18	4,115	4,125
Gilead Sciences Inc.	2.350%	2/1/20	12,985	13,097
Gilead Sciences Inc.	2.550%	9/1/20	11,180	11,324
Medtronic Inc.	1.375%	4/1/18	6,700	6,691

Energy (1.6%)
BP Capital Markets plc	1.674%	2/13/18	18,727	18,737
BP Capital Markets plc	2.241%	9/26/18	13,800	13,869
BP Capital Markets plc	4.750%	3/10/19	8,700	9,120
BP Capital Markets plc	1.676%	5/3/19	17,700	17,605
BP Capital Markets plc	4.500%	10/1/20	2,750	2,955
Shell International Finance BV	2.000%	11/15/18	9,200	9,231
Shell International Finance BV	1.375%	5/10/19	44,000	43,710

Other Industrial (0.3%)
8 CK Hutchison International 17 Ltd.	2.875%	4/5/22	7,250	7,287
8 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	14,665	16,011

Technology (0.9%)
Apple Inc.	1.000%	5/3/18	21,008	20,933
Apple Inc.	1.700%	2/22/19	23,845	23,911
Baidu Inc.	3.250%	8/6/18	10,100	10,213
QUALCOMM Inc.	1.850%	5/20/19	4,415	4,425
QUALCOMM Inc.	2.100%	5/20/20	3,865	3,882

Transportation (0.3%)
Burlington Northern Santa Fe LLC	4.700%	10/1/19	7,727	8,213
6 delta air lines 2012-1 class a pass
through trust	4.750%	11/7/21	7,707	8,092
6 northwest airlines 2007-1 class a pass
through trust	7.027%	5/1/21	4,018	4,450
				563,000
Utilities (0.9%)
Electric (0.8%)
Arizona Public Service Co.	8.750%	3/1/19	760	844
Connecticut Light & Power Co.	5.500%	2/1/19	3,610	3,807
Duke Energy Florida LLC	4.550%	4/1/20	200	213
MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,815
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	23,852	26,504
Oklahoma Gas & Electric Co.	6.350%	9/1/18	13,400	14,066

	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,000	1,056
	Pacific Gas & Electric Co.	8.250%	10/15/18	2,280	2,456
	Pacific Gas & Electric Co.	3.500%	10/1/20	7,305	7,534
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,182	1,227
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,240	1,312

	Natural Gas (0.1%)
	Atmos Energy Corp.	8.500%	3/15/19	8,720	9,588
					71,422
Total Corporate Bonds (Cost $2,077,993)					2,077,867
Sovereign Bonds (12.3%)
	African Development Bank	1.000%	11/2/18	36,330	36,094
8	Avi Funding Co. Ltd.	2.850%	9/16/20	6,700	6,690
8	Banco del Estado de Chile	2.000%	11/9/17	7,095	7,097
8	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	36,700	36,603
8	Bank Nederlandse Gemeenten NV	1.000%	9/20/18	10,000	9,933
8	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	1,825	1,823
8	CDP Financial Inc.	4.400%	11/25/19	11,228	11,870
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	16,820	16,779
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,050	1,054
	Corp. Andina de Fomento	1.500%	8/8/17	14,590	14,590
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,800	1,884
8	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,275	7,616
8	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	6,875	7,386
8	CPPIB Capital Inc.	1.250%	9/20/19	37,285	36,927
8,9	Dexia Credit Local SA	1.875%	9/15/21	9,080	8,824
8	Electricite de France SA	6.500%	1/26/19	1,825	1,948
	European Investment Bank	1.000%	3/15/18	13,775	13,740
	European Investment Bank	1.875%	3/15/19	18,375	18,484
	European Investment Bank	2.500%	4/15/21	11,025	11,246
	Export-Import Bank of Korea	1.500%	10/21/19	17,250	16,983
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,479
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	5,000
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	7,091
	FMS Wertmanagement AoeR	1.125%	9/5/17	4,580	4,580
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,196
8	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	6,360	6,311
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	4,500	4,510
	Inter-American Development Bank	2.375%	8/15/17	6,425	6,433
	International Finance Corp.	1.750%	9/4/18	9,000	9,030
10	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,598
10	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,562
	Japan Finance Organization for
	Municipalities	1.375%	4/18/18	4,000	3,980
8	Japan Finance Organization for
	Municipalities	2.125%	3/6/19	13,775	13,749
11	KFW	1.000%	6/11/18	11,475	11,430
11	KFW	1.000%	9/7/18	10,000	9,947
11	KFW	1.875%	4/1/19	4,600	4,626
11	KFW	4.000%	1/27/20	4,125	4,358
11	KFW	2.625%	1/25/22	4,600	4,719
8	Kommunalbanken AS	1.000%	3/15/18	2,750	2,739
8	Kommunalbanken AS	1.125%	5/23/18	7,350	7,330
8	Kommunalbanken AS	2.125%	3/15/19	12,850	12,942
8	Kommunalbanken AS	1.750%	5/28/19	13,775	13,786
8	Kommuninvest I Sverige AB	1.000%	10/24/17	2,750	2,746

	Korea Development Bank	2.250%	8/7/17	12,700	12,700
	Korea Development Bank	3.500%	8/22/17	23,130	23,181
	Korea Development Bank	4.625%	11/16/21	1,800	1,941
8	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,050
8	Korea Expressway Corp.	1.875%	10/22/17	1,800	1,798
8	Korea Gas Corp.	2.875%	7/29/18	7,350	7,412
8	Korea Land & Housing Corp.	1.875%	8/2/17	4,600	4,600
8	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,481
8	Korea Resources Corp.	2.125%	5/2/18	2,750	2,746
8	Municipality Finance plc	1.125%	4/17/18	2,300	2,294
8	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,375
8	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,000	10,886
	North American Development Bank	2.300%	10/10/18	2,400	2,414
12	Oesterreichische Kontrollbank AG	1.750%	1/24/20	25,364	25,377
	Province of Alberta	1.900%	12/6/19	20,000	19,949
8	Province of Alberta	1.750%	8/26/20	8,600	8,483
	Province of Manitoba	9.625%	12/1/18	6,325	7,001
	Province of Manitoba	2.100%	9/6/22	1,275	1,262
	Province of Ontario	1.100%	10/25/17	21,125	21,146
	Province of Ontario	1.625%	1/18/19	34,665	34,524
	Province of Ontario	2.000%	1/30/19	27,130	27,165
	Province of Ontario	1.250%	6/17/19	54,190	53,494
	Province of Ontario	4.000%	10/7/19	2,375	2,479
	Province of Ontario	4.400%	4/14/20	1,375	1,459
	Province of Quebec	2.750%	8/25/21	5,825	5,917
	Republic of Lithuania	7.375%	2/11/20	8,990	10,165
	Republic of Lithuania	6.125%	3/9/21	16,000	18,049
	Republic of Poland	6.375%	7/15/19	17,261	18,764
	Republic of Poland	5.125%	4/21/21	1,240	1,366
	Republic of Poland	5.000%	3/23/22	18,925	21,030
	Saudi Arabia	2.375%	10/26/21	12,700	12,497
8	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,262
	State of Israel	3.150%	6/30/23	1,800	1,850
	State of Qatar	2.099%	1/18/18	13,190	13,147
	Statoil ASA	1.250%	11/9/17	25,000	24,988
	Statoil ASA	1.200%	1/17/18	2,630	2,626
	Statoil ASA	1.950%	11/8/18	16,420	16,473
	Statoil ASA	3.150%	1/23/22	2,700	2,774
	Statoil ASA	2.650%	1/15/24	1,825	1,802
	Svensk Exportkredit AB	1.125%	4/5/18	5,475	5,454
8	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,368
8	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,538
Total Sovereign Bonds (Cost $897,651)					899,000
Taxable Municipal Bonds (0.3%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,836
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	2,998	3,026
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	9,743	9,756
	Princeton University New Jersey GO	4.950%	3/1/19	5,975	6,297
Total Taxable Municipal Bonds (Cost $20,972)					20,915

			Shares
Temporary Cash Investments (2.1%)
Money Market Fund (0.6%)
13 Vanguard Market Liquidity Fund	1.181%		486,405	48,650

			Face
			Amount
			($000)
Certificates of Deposit (0.8%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New
York Branch)	1.520%	8/9/17	22,070	22,076
Royal Bank of Canada (New York Branch)	1.360%	10/5/17	21,580	21,583
Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	14,230	14,232
				57,891
Commercial Paper (0.7%)
14 Electricite de France	1.906%	1/5/18	23,500	23,296
8,14 Engie SA	1.543%	10/10/17	3,815	3,801
8,14 Engie SA	1.543%	10/12/17	5,075	5,056
8,14 Engie SA	1.543%	10/13/17	2,200	2,192
8,14 Engie SA	1.544%	10/18/17	5,860	5,837
8,14 Engie SA	1.543%	10/20/17	1,000	996
8,14 Engie SA	1.544%	11/9/17	3,645	3,628
8,14 Engie SA	1.544%	11/10/17	3,610	3,593
8,14 Engie SA	1.544%	11/15/17	3,395	3,379
				51,778
Total Temporary Cash Investments (Cost $158,258)				158,319
Total Investments (99.5%) (Cost $7,300,298)				7,298,713
Other Assets and Liabilities-Net (0.5%)				34,433
Net Assets (100%)				7,333,146

1 Securities with a value of $2,998,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $4,084,000 have been segregated as initial margin for open cleared swap contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $1,813,114,000, representing 24.7% of net assets.
9 Guaranteed by multiple countries.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
14 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30,
2017, the aggregate value of these securities was $51,778,000, representing 0.7% of net assets.
GO—General Obligation Bond.

Institutional Short-Term Bond Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,702,448	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,440,164	—
Corporate Bonds	—	2,077,867	—
Sovereign Bonds	—	899,000	—
Taxable Municipal Bonds	—	20,915	—
Temporary Cash Investments	48,650	109,669	—
Futures Contracts—Assets[1]	837	—	—
Futures Contracts—Liabilities[1]	(604)	—	—
Swap Contracts—Assets	415[1]	407	—
Swap Contracts—Liabilities	(223)[1]	(61)	—
Total	49,075	7,250,409	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Institutional Short-Term Bond Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2017	4,907	1,060,449	(1,066)
Ultra 10-Year U.S. Treasury Note	September 2017	(2,052)	(276,635)	807
5-Year U.S. Treasury Note	September 2017	1,301	153,305	(24)
10-Year U.S. Treasury Note	September 2017	(161)	(20,211)	30
30-Year U.S. Treasury Bond	September 2017	63	9,682	61
				(192)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled

Institutional Short-Term Bond Fund

swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended June 30, 2017, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	6/20/22	BARC			1.000	147

Institutional Short-Term Bond Fund

			9,900	88
Federation of Malaysia/A3	6/20/22	GSI	1,990	5	1.000	17
Republic of Chile/Aa3	6/20/22	BNPSW	14,700	(177)	1.000	46
Republic of Chile/Aa3	6/20/22	BARC	11,250	(95)	1.000	76
Republic of Chile/Aa3	6/20/22	CITNA	7,600	(60)	1.000	56
			45,440			342

Credit Protection Purchased
EI du Pont de Nemours & Co.	12/20/20	JPMC	4,915	82	(1.000)	(61)
Republic of Korea	6/20/22	GSI	14,500	387	(1.000)	58
Republic of Korea	6/20/22	BNPSW	3,500	87	(1.000)	7
			22,915			4
						346

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citi Bank N.A.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank NA.

Institutional Short-Term Bond Fund

Centrally Cleared Interest Rate Swaps
				Fixed
				Interest	Floating
				Rate	Interest	Unrealized
	Future		Notional	Received	Rate	Appreciation
Termination	Effective		Amount	(Paid)	Received	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)	($000)
8/15/17	NA	LCH	112,000	0.981	(1.159) [2]	(36)
9/20/18	9/20/17[1]	CME	157,505	1.500	(0.000)[3]	(47)
9/20/19	9/20/17[1]	CME	254,741	1.750	(0.000)[3]	(251)
9/20/20	9/20/17[1]	CME	73,055	1.750	(0.000)[3]	(134)
9/20/21	9/20/17[1]	CME	27,807	(2.000)	0.000[3]	87
11/30/21	10/4/17[1]	LCH	66,400	(1.866)	0.000[3]	158
11/30/21	10/4/17[1]	LCH	44,300	(1.855)	0.000[3]	126
9/20/22	9/20/17[1]	CME	55,519	(2.000)	0.000[3]	252
9/20/24	9/20/17[1]	CME	45,929	(2.250)	0.000[3]	362
						517

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

E. At June 30, 2017, the cost of investment securities for tax purposes was $7,301,435,000. Net unrealized depreciation of investment securities for tax purposes was $2,722,000, consisting of unrealized gains of $17,803,000 on securities that had risen in value since their purchase and $20,525,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Core Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.0%)
U.S. Government Securities (29.5%)
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	1,820	2,134
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	9,120	9,613
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	13,496	13,418
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	460	474
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	800	787
United States Treasury Note/Bond	2.875%	3/31/18	27,000	27,321
United States Treasury Note/Bond	0.750%	4/30/18	7,000	6,970
United States Treasury Note/Bond	0.875%	5/31/18	50	50
United States Treasury Note/Bond	2.250%	7/31/18	44	44
United States Treasury Note/Bond	1.000%	11/30/18	3,800	3,782
United States Treasury Note/Bond	1.125%	2/28/19	3,800	3,786
United States Treasury Note/Bond	1.250%	3/31/19	11,100	11,076
United States Treasury Note/Bond	0.875%	4/15/19	150	149
United States Treasury Note/Bond	1.250%	4/30/19	600	599
United States Treasury Note/Bond	1.250%	6/30/19	800	798
United States Treasury Note/Bond	1.000%	10/15/19	5,000	4,952
United States Treasury Note/Bond	1.000%	11/30/19	1,700	1,682
United States Treasury Note/Bond	1.500%	11/30/19	2,500	2,502
United States Treasury Note/Bond	1.375%	12/15/19	600	599
United States Treasury Note/Bond	1.625%	3/15/20	2,200	2,207
United States Treasury Note/Bond	1.125%	3/31/20	2,500	2,474
United States Treasury Note/Bond	1.375%	3/31/20	2,200	2,191
United States Treasury Note/Bond	1.500%	4/15/20	13,250	13,240
United States Treasury Note/Bond	1.625%	6/30/20	2,000	2,003
United States Treasury Note/Bond	1.625%	7/31/20	5,000	5,006
United States Treasury Note/Bond	1.375%	8/31/20	1,025	1,018
United States Treasury Note/Bond	1.375%	10/31/20	650	645
United States Treasury Note/Bond	1.750%	10/31/20	3,900	3,916
United States Treasury Note/Bond	1.625%	11/30/20	650	650
United States Treasury Note/Bond	2.000%	11/30/20	1,000	1,011
United States Treasury Note/Bond	1.750%	12/31/20	1,586	1,590
United States Treasury Note/Bond	1.375%	1/31/21	2,400	2,374
United States Treasury Note/Bond	2.125%	1/31/21	700	711
United States Treasury Note/Bond	1.125%	2/28/21	1,985	1,945
United States Treasury Note/Bond	1.250%	3/31/21	1,000	983
United States Treasury Note/Bond	1.375%	4/30/21	5,256	5,189
United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,345
United States Treasury Note/Bond	1.375%	5/31/21	5,000	4,930
United States Treasury Note/Bond	2.125%	6/30/21	420	426
United States Treasury Note/Bond	1.125%	7/31/21	800	780
United States Treasury Note/Bond	2.125%	8/15/21	6,600	6,692
United States Treasury Note/Bond	1.250%	10/31/21	4,000	3,907
United States Treasury Note/Bond	2.000%	12/31/21	5,000	5,036
United States Treasury Note/Bond	1.750%	9/30/22	1,000	991

United States Treasury Note/Bond	1.750%	1/31/23	500	494
United States Treasury Note/Bond	1.500%	2/28/23	1,000	973
United States Treasury Note/Bond	1.500%	3/31/23	980	953
United States Treasury Note/Bond	1.750%	5/15/23	5,500	5,417
United States Treasury Note/Bond	1.625%	5/31/23	1,000	978
United States Treasury Note/Bond	2.500%	8/15/23	6,500	6,670
United States Treasury Note/Bond	2.750%	11/15/23	244	254
United States Treasury Note/Bond	2.250%	12/31/23	2,300	2,322
United States Treasury Note/Bond	2.750%	2/15/24	1,900	1,976
United States Treasury Note/Bond	2.125%	5/15/25	1,650	1,640
United States Treasury Note/Bond	2.000%	8/15/25	500	491
United States Treasury Note/Bond	2.250%	11/15/25	3,060	3,061
United States Treasury Note/Bond	1.625%	2/15/26	3,268	3,106
United States Treasury Note/Bond	1.625%	5/15/26	3,435	3,257
United States Treasury Note/Bond	6.500%	11/15/26	200	271
United States Treasury Note/Bond	5.250%	11/15/28	2,200	2,833
United States Treasury Note/Bond	6.125%	8/15/29	1,000	1,394
United States Treasury Note/Bond	6.250%	5/15/30	400	570
United States Treasury Note/Bond	4.500%	2/15/36	1,850	2,391
1 United States Treasury Note/Bond	4.750%	2/15/37	2,850	3,801
United States Treasury Note/Bond	5.000%	5/15/37	608	835
United States Treasury Note/Bond	4.250%	5/15/39	600	753
United States Treasury Note/Bond	4.375%	11/15/39	630	804
United States Treasury Note/Bond	3.750%	8/15/41	650	762
United States Treasury Note/Bond	3.125%	11/15/41	600	636
United States Treasury Note/Bond	3.125%	2/15/42	650	689
United States Treasury Note/Bond	3.000%	5/15/42	6,600	6,843
United States Treasury Note/Bond	3.625%	8/15/43	2,000	2,304
United States Treasury Note/Bond	2.875%	8/15/45	1,550	1,561
United States Treasury Note/Bond	3.000%	11/15/45	7,742	7,988
2 United States Treasury Note/Bond	2.500%	2/15/46	4,150	3,870
United States Treasury Note/Bond	2.500%	5/15/46	2,800	2,610
				235,503
Agency Bonds and Notes (9.0%)
3 AID-Iraq	2.149%	1/18/22	4,300	4,306
3 AID-Ukraine	1.471%	9/29/21	2,100	2,064
4 Federal Home Loan Banks	0.875%	6/29/18	2,200	2,191
4 Federal Home Loan Banks	0.625%	8/7/18	100	99
4 Federal Home Loan Banks	0.875%	10/1/18	2,500	2,485
4 Federal Home Loan Banks	1.250%	1/16/19	100	100
4 Federal Home Loan Banks	1.375%	3/18/19	3,350	3,348
4 Federal Home Loan Banks	1.375%	5/28/19	1,500	1,498
4 Federal Home Loan Banks	0.875%	8/5/19	2,100	2,075
5 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	300	299
5 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	720	716
5 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,000	1,997
5 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	800	777
5 Federal National Mortgage Assn.	0.000%	2/1/19	800	781
5 Federal National Mortgage Assn.	1.000%	2/26/19	1,550	1,540
5 Federal National Mortgage Assn.	0.875%	8/2/19	450	445
5 Federal National Mortgage Assn.	1.000%	8/28/19	1,900	1,881
5 Federal National Mortgage Assn.	0.000%	10/9/19	9,600	9,216
5 Federal National Mortgage Assn.	1.250%	8/17/21	100	98
5 Federal National Mortgage Assn.	1.875%	4/5/22	1,000	996
5 Federal National Mortgage Assn.	1.875%	9/24/26	5,600	5,318
4 Financing Corp.	0.000%	11/11/17	3,000	2,988
4 Financing Corp.	0.000%	5/11/18	1,500	1,483

	Private Export Funding Corp.	5.450%	9/15/17	500	504
	Private Export Funding Corp.	2.250%	12/15/17	3,600	3,619
	Private Export Funding Corp.	1.875%	7/15/18	250	251
	Private Export Funding Corp.	4.375%	3/15/19	128	134
	Private Export Funding Corp.	1.450%	8/15/19	2,715	2,704
	Private Export Funding Corp.	2.300%	9/15/20	150	152
	Private Export Funding Corp.	2.800%	5/15/22	1,900	1,956
	Private Export Funding Corp.	3.550%	1/15/24	1,300	1,390
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	5,500	5,217
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	2,000	1,887
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	600	460
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,800	1,367
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	596
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	794	591
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,188
4	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,390
					72,107
Conventional Mortgage-Backed Securities (23.1%)
5,6	Fannie Mae Pool	2.000%	1/1/32	2,401	2,360
5,6	Fannie Mae Pool	2.500%	2/1/28–10/1/31	11,888	11,963
5,6,7	Fannie Mae Pool	3.000%	2/1/27–8/1/47	25,583	25,721
5,6	Fannie Mae Pool	3.500%	3/1/27–8/1/47	9,860	10,239
5,6,7	Fannie Mae Pool	4.000%	8/1/39–7/1/47	24,562	25,906
5,6,7	Fannie Mae Pool	4.500%	1/1/41–8/1/47	5,918	6,411
5,6,7	Fannie Mae Pool	5.000%	3/1/38–7/1/47	7,490	8,279
5,6	Fannie Mae Pool	6.000%	5/1/37	891	1,011
5,6	Freddie Mac Gold Pool	2.500%	8/1/31–11/1/31	1,885	1,898
5,6,7	Freddie Mac Gold Pool	3.000%	7/1/32–8/1/47	11,674	11,735
5,6,7	Freddie Mac Gold Pool	3.500%	8/1/47	7,900	8,101
5,6,7	Freddie Mac Gold Pool	4.000%	1/1/46–7/1/47	15,179	15,960
5,6,7	Freddie Mac Gold Pool	4.500%	7/1/47	2,300	2,464
6	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	308	325
6	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,498	1,639
6	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	3,446	3,807
6,7	Ginnie Mae II Pool	3.000%	12/20/44–8/1/47	14,858	15,027
6,7	Ginnie Mae II Pool	3.500%	10/20/43–8/1/47	18,349	19,062
6,7	Ginnie Mae II Pool	4.000%	11/20/42–7/1/47	8,615	9,065
6,7	Ginnie Mae II Pool	4.500%	11/20/44–7/1/47	2,699	2,901
					183,874
Nonconventional Mortgage-Backed Securities (1.4%)
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	20
5,6,8	Fannie Mae Pool	2.981%	12/1/40	202	213
5,6,8	Fannie Mae REMICS 2005-45	1.586%	6/25/35	120	120
5,6,8	Fannie Mae REMICS 2005-95	1.626%	11/25/35	159	159
5,6,8	Fannie Mae REMICS 2006-46	1.536%	6/25/36	442	441
5,6,8	Fannie Mae REMICS 2007-4	1.661%	2/25/37	65	65
5,6,8	Fannie Mae REMICS 2012-122	1.616%	11/25/42	164	164
5,6,8	Fannie Mae REMICS 2013-19	1.516%	9/25/41	228	227
5,6,8	Fannie Mae REMICS 2013-39	1.566%	5/25/43	213	212
5,6,8	Fannie Mae REMICS 2015-22	1.516%	4/25/45	180	179
5,6,8,9,10 Fannie Mae REMICS 2015-8		4.884%	3/25/45	9,971	2,254
5,6,8	Fannie Mae REMICS 2016-55	1.716%	8/25/46	350	353
5,6,8	Fannie Mae REMICS 2016-60	1.466%	9/25/46	731	729
5,6,8	Fannie Mae REMICS 2016-62	1.616%	9/25/46	723	725
5,6,8	Fannie Mae REMICS 2016-93	1.566%	12/25/46	1,474	1,475
5,6,8	Freddie Mac Non Gold Pool	2.773%	7/1/35	800	843

5,6,8	Freddie Mac Non Gold Pool	2.890%	9/1/37	686	726
5,6	Freddie Mac Non Gold Pool	3.072%	7/1/33	108	114
5,6,8	Freddie Mac REMICS	1.509%	11/15/36–8/15/43	343	344
5,6,8	Freddie Mac REMICS	1.519%	11/15/36	116	117
5,6,8	Freddie Mac REMICS	1.609%	6/15/42	66	66
9	Government National Mortgage Association
	GNR_15-106D	4.000%	1/20/45	2,000	399
8	Government National Mortgage Association
	GNR_17-85A	5.140%	6/20/47	5,500	1,162
					11,107
Total U.S. Government and Agency Obligations (Cost $508,631)					502,591
Asset-Backed/Commercial Mortgage-Backed Securities (7.7%)
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	350	350
6,11	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	96	100
6	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	90	90
6	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	60	60
6	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	285	290
6	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	30	30
6	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	20	20
6	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	125	128
6	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	200	198
6	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	225	225
6,11	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	35	34
6,11	ARL Second LLC 2014-1A	2.920%	6/15/44	68	67
6,11	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	800	840
6,11	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	575	581
6,11	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	380	378
6,11	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	200	202
6	BANK 2017 - BNK4	3.625%	5/15/50	140	146
6	BANK 2017 - BNK5	3.390%	6/15/60	180	184
11	Bank of Nova Scotia	1.875%	9/20/21	110	108
6	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	210	210
6	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	211
6	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	360	360
6	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	222
6	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	50
6	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
6	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	750	751
6	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	100
6	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
6	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	198
6	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	189
6	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	189

6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	160	167
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	80	83
6	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	61	61
6,11	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	587	586
6,11	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	200	202
6,11	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	90	91
6,11	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	90	92
6,11	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	20	20
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	30	33
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	370	394
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	350	366
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	350	365
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	230	242
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	10	10
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	350	365
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	140	146
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.682%	10/10/47	175	175
6	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	228	229
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	61	61
6,11	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	79	79
6,8,11 Colony American Homes 2015-1		2.659%	7/17/32	70	70
6,8,11 Colony American Homes 2015-1A		2.359%	7/17/32	180	180
6,8,11 Colony Starwood Homes 2016-1A Trust		2.709%	7/17/33	494	500
6,8,11 Colony Starwood Homes 2016-1A Trust		3.359%	7/17/33	185	186
6,11	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	41
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	509
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	63
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	534
6,11	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	152
6,11	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	211
6,11	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	230	240
6,11	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	100	104
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	20	22
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	350	374
6	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	21
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	371
6	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	190	192
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	20	20
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	364
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	50	52
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	232

6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	228	231
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	228	234
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	228	239
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	60	61
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/17/50	230	234
6,11	DB Master Finance LLC 2015-1A	3.980%	2/20/45	59	60
6	DBJPM 16-C1 Mortgage Trust	3.505%	5/10/49	140	133
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	160	162
6,8	Discover Card Execution Note Trust 2017-A5	1.816%	12/15/26	650	653
6,11	Domino's Pizza Master Issuer LLC 2017-1	4.118%	7/25/47	100	101
6,11	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	421	423
6,11	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	137
6,11	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	420	421
6,11	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	270	273
6,11	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	200	205
6,11	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	120	120
6,11	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	80	80
6,11	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	92
6	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	210	210
6,11	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	450	448
6,8,11 Evergreen Credit Card Trust Series 2016-1		1.879%	4/15/20	1,175	1,180
6,8,11 Evergreen Credit Card Trust Series 2016-3		1.659%	11/16/20	110	110
5,6,8	Fannie Mae Connecticut Avenue Securities
	2016-C04	2.666%	1/25/29	175	177
5,6,8	Fannie Mae Connecticut Avenue Securities
	2016-C05	2.566%	1/25/29	442	445
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	1,000	1,000
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	1,000	980
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,000	983
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	1,000	1,041
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	1,000	1,045
6,11	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	120	120
6,11	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	250	251
6,11	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	202
6	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	200	199
6,11	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	450	457
6	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.730%	9/15/19	600	601
6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	200	201
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	1,050	1,050
5,6,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.466%	10/25/28	90	90
5,6,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.316%	12/25/28	144	144
5,6,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.216%	12/25/28	250	256
6,11	FRS I LLC 2013-1A	3.080%	4/15/43	183	183
6	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	420	421

6	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	50	50
6	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	190	190
6	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	90	90
6,11	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	450	450
6,11	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	330	331
6,11	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	330	329
6	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	228	233
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	358
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	350	371
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	415
6	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	170	181
6	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	150	151
6	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	30
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	228	232
6,11	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	850	846
6,11	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	680	678
6,11	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	25	25
6,11	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	21
6,11	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	200	200
6,8,11 Invitation Homes 2015-SFR2 Trust		2.859%	6/17/32	70	70
6,8,11 Invitation Homes 2015-SFR3 Trust		2.959%	8/17/32	70	70
6,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,700	1,823
6,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	550	607
6,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	92
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.188%	1/15/46	230	229
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	94
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	70	72
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,600	1,650
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	32
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.232%	11/15/45	30	31
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	380	406
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	350	355
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	361
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	258	260
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	160	168

6,8,11 Mercedes-Benz Master Owner Trust 2017-B		1.579%	5/16/22	460	460
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	105
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	200	200
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	432
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	350	370
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.056%	4/15/47	150	157
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	20	21
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.481%	6/15/47	80	84
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	350	368
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	370
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	450	466
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	228	231
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.911%	5/15/49	160	167
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	60	63
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	189	197
6,11	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	1,700	1,699
6,8,11 Navient Student Loan Trust 2016-2		2.266%	6/25/65	200	202
6,8,11 Navient Student Loan Trust 2016-3		2.066%	6/25/65	60	61
6,8,11 Navient Student Loan Trust 2016-6A		1.966%	3/25/66	100	100
6,8,11 Navistar Financial Dealer Note Master Trust
	II 2016-1A	2.566%	9/27/21	220	221
6,11	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	580	585
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	510	510
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	190	190
6,11	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	703
6,8,11 Pepper Residential Securities Trust 2017A-
	A1UA	2.717%	3/10/58	235	235
6,8,11 PHEAA Student Loan Trust 2016-2A		2.166%	11/25/65	226	226
6,11	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	413	415
6,8,11 Resimac Premier Series 2016-1A		2.067%	10/10/47	649	652
6	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	215	216
6	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	170	171
6	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	140	142
6	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	200	200
6	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	260	260
6,11	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	50	50

6,11	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	40	40
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	39
6,11	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	440	443
6,8,11 SMB Private Education Loan Trust 2016-B		2.609%	2/17/32	280	287
6,8,11 SMB Private Education Loan Trust 2016-C		2.259%	9/15/34	100	102
6,8,11 SMB Private Education Loan Trust 2017-A		2.059%	9/15/34	120	120
6,11	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	470	474
6,11	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	500	496
6,11	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	100	99
6,8,11 SoFi Professional Loan Program 2016-D
	LLC	2.166%	1/25/39	79	80
6,11	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	10	10
6,11	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	250	249
6	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	345	347
6	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	100	100
6,11	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	36	37
6,11	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	31	33
6,11	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	103
6,11	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	890	890
6,8,11 Trillium Credit Card Trust II 2016-1A		1.936%	5/26/21	760	763
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	10	10
6,11	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	300	300
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	350	378
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.431%	7/15/46	450	483
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	110	111
6	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	388	392
6	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	30	31
6	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.645%	9/15/58	200	204
6	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.692%	9/15/58	160	161
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	70	74
6	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	240	246
6	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	80	83
6,11	Wendys Funding LLC 2015-1A	3.371%	6/15/45	20	20
6,11	Wendys Funding LLC 2015-1A	4.080%	6/15/45	56	57
6,11	Wendys Funding LLC 2015-1A	4.497%	6/15/45	49	50
11	Westpac Banking Corp.	2.250%	11/9/20	365	365
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	100	108

6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	20	22
6	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	10	10
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	360	377
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	380	394
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	410	437
6	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	176
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $61,951)					61,802
Corporate Bonds (26.6%)
Finance (11.7%)
	Banking (6.2%)
	American Express Credit Corp.	3.300%	5/3/27	210	210
12	Australia & New Zealand Banking Group Ltd.	4.750%	8/6/19	48	38
8,12	Australia & New Zealand Banking Group Ltd.	3.920%	6/19/23	35	27
8,12	Australia & New Zealand Banking Group Ltd.	3.650%	6/25/24	600	467
	Bank of America Corp.	3.300%	1/11/23	306	312
6	Bank of America Corp.	3.124%	1/20/23	565	572
	Bank of America Corp.	4.000%	4/1/24	500	523
	Bank of America Corp.	3.875%	8/1/25	400	413
6	Bank of America Corp.	3.824%	1/20/28	540	550
11	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	650	645
8,12	BPCE SA	3.045%	4/24/20	1,500	1,154
12	BPCE SA	3.500%	4/24/20	400	310
	Citigroup Inc.	1.800%	2/5/18	300	300
8,12	Citigroup Inc.	2.985%	8/7/19	500	386
	Citigroup Inc.	2.900%	12/8/21	2,610	2,633
	Citigroup Inc.	3.200%	10/21/26	800	775
12	Commonwealth Bank of Australia	5.000%	9/24/19	100	81
8,12	Commonwealth Bank of Australia	2.615%	10/18/19	200	155
	Commonwealth Bank of Australia	2.400%	11/2/20	500	501
	Cooperatieve Rabobank UA	4.375%	8/4/25	450	472
13	Cooperatieve Rabobank UA	4.625%	5/23/29	210	312
11	Credit Suisse Group AG	4.282%	1/9/28	720	742
14	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	860	875
13	Deutsche Bank AG	1.875%	2/28/20	200	262
	Discover Financial Services	5.200%	4/27/22	370	401
	First Republic Bank	2.375%	6/17/19	510	510
	First Republic Bank	2.500%	6/6/22	1,095	1,089
8,12	Goldman Sachs Group Inc.	3.435%	8/8/18	50	39
8,12	Goldman Sachs Group Inc.	3.035%	8/21/19	120	93
12	Goldman Sachs Group Inc.	5.000%	8/21/19	660	530
	Goldman Sachs Group Inc.	3.000%	4/26/22	510	514
6	Goldman Sachs Group Inc.	2.908%	6/5/23	805	802
15	Goldman Sachs Group Inc.	1.250%	5/1/25	676	762
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,050	1,072
	Goldman Sachs Group Inc.	3.850%	1/26/27	225	228
6	Goldman Sachs Group Inc.	3.691%	6/5/28	865	869
	Goldman Sachs Group Inc.	6.125%	2/15/33	480	601
	Goldman Sachs Group Inc.	5.150%	5/22/45	550	610
	HSBC Holdings plc	2.950%	5/25/21	185	187
6	HSBC Holdings plc	3.262%	3/13/23	2,135	2,173

15	HSBC Holdings plc	3.000%	6/30/25	200	250
6	HSBC Holdings plc	4.041%	3/13/28	1,435	1,485
15	HSBC Holdings plc	3.125%	6/7/28	200	248
6	HSBC Holdings plc	6.000%	11/22/65	360	372
8,12	JPMorgan Chase & Co.	2.825%	12/9/19	80	62
	JPMorgan Chase & Co.	2.295%	8/15/21	1,495	1,486
	JPMorgan Chase & Co.	2.972%	1/15/23	945	953
6	JPMorgan Chase & Co.	2.776%	4/25/23	690	690
	JPMorgan Chase & Co.	2.700%	5/18/23	182	180
6	JPMorgan Chase & Co.	3.220%	3/1/25	550	549
6	JPMorgan Chase & Co.	3.782%	2/1/28	480	490
6	JPMorgan Chase & Co.	3.540%	5/1/28	550	553
	JPMorgan Chase & Co.	5.500%	10/15/40	216	264
12	Lloyds Bank plc	3.250%	4/1/20	600	465
	Lloyds Banking Group plc	3.750%	1/11/27	250	252
8,12	Macquarie Bank Ltd.	2.795%	10/26/18	200	154
11	Macquarie Bank Ltd.	2.600%	6/24/19	78	79
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	335	334
11	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	285	286
	Morgan Stanley	2.625%	11/17/21	2,365	2,359
	Morgan Stanley	2.750%	5/19/22	570	569
8	Morgan Stanley	2.373%	5/8/24	385	386
	Morgan Stanley	3.875%	1/27/26	525	540
15	Morgan Stanley	1.875%	4/27/27	279	319
12	National Australia Bank Ltd.	3.520%	6/28/19	56	44
12	National Australia Bank Ltd.	4.750%	9/10/19	51	41
8,12	National Australia Bank Ltd.	2.555%	11/27/19	447	345
	PNC Bank NA	2.550%	12/9/21	340	341
	PNC Bank NA	2.625%	2/17/22	780	785
	Royal Bank of Canada	1.500%	7/29/19	340	338
	Royal Bank of Canada	2.125%	3/2/20	1,650	1,655
	Santander UK Group Holdings plc	3.571%	1/10/23	275	280
6	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	200	205
8,12	Sumitomo Mitsui Financial Group Inc.	2.975%	3/29/22	140	108
8,12	Swedbank AB	2.915%	2/17/22	60	47
	Synchrony Bank	3.000%	6/15/22	425	422
	Synchrony Financial	4.500%	7/23/25	1,650	1,686
	Synchrony Financial	3.700%	8/4/26	394	380
11	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	500	496
11	UBS Group Funding Switzerland AG	4.253%	3/23/28	565	591
12	Wells Fargo & Co.	4.000%	8/8/19	1,000	789
8,12	Wells Fargo & Co.	2.845%	4/27/22	560	430
12	Wells Fargo & Co.	3.250%	4/27/22	400	306
12	Wells Fargo & Co.	4.000%	4/27/27	165	127
6	Wells Fargo & Co.	3.584%	5/22/28	435	439
8,12	Westpac Banking Corp.	2.645%	1/22/20	100	77
8,12	Westpac Banking Corp.	2.900%	6/3/21	100	78
8,12	Westpac Banking Corp.	3.770%	3/14/24	1,900	1,479
	Westpac Banking Corp.	3.350%	3/8/27	565	566
6	Westpac Banking Corp.	4.322%	11/23/31	885	905

	Brokerage (0.2%)
11	Apollo Management Holdings LP	4.000%	5/30/24	500	507
	Invesco Finance plc	4.000%	1/30/24	180	190
	Jefferies Group LLC	4.850%	1/15/27	285	298
	Stifel Financial Corp.	4.250%	7/18/24	215	217

	Finance Companies (0.5%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	3.750%	5/15/19	150	154
	Air Lease Corp.	2.125%	1/15/18	2,110	2,113
	Air Lease Corp.	3.625%	4/1/27	495	495
	International Lease Finance Corp.	4.625%	4/15/21	1,000	1,064
11	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	260	255

	Insurance (3.1%)
11	AIA Group Ltd.	3.200%	3/11/25	1,650	1,638
6,15	Allianz SE	2.241%	7/7/45	200	230
6,15	Allianz SE	3.375%	9/29/49	300	366
	American Financial Group Inc.	3.500%	8/15/26	275	273
	American International Group Inc.	3.750%	7/10/25	350	358
	Aon plc	3.500%	6/14/24	1,900	1,921
15	Aon plc	2.875%	5/14/26	230	287
	Aon plc	4.750%	5/15/45	300	324
6,15	Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	110	144
	Arch Capital Finance LLC	4.011%	12/15/26	265	274
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,000	1,013
11	Brighthouse Financial Inc.	3.700%	6/22/27	765	757
11	Brighthouse Financial Inc.	4.700%	6/22/47	105	104
	Chubb INA Holdings Inc.	2.700%	3/13/23	225	226
6,15	Delta Lloyd NV	4.375%	6/29/49	225	267
6,15	Demeter Investments BV for Zurich
	Insurance Co. Ltd.	3.500%	10/1/46	598	748
	Enstar Group Ltd.	4.500%	3/10/22	500	516
	First American Financial Corp.	4.600%	11/15/24	290	292
11	Five Corners Funding Trust	4.419%	11/15/23	828	888
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	104
	Humana Inc.	3.950%	3/15/27	225	233
	Infinity Property & Casualty Corp.	5.000%	9/19/22	520	552
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	180	181
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	125	126
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	1,650	1,697
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	400	428
11	MassMutual Global Funding II	2.750%	6/22/24	2,000	1,982
13	Phoenix Group Holdings	4.125%	7/20/22	481	649
	Prudential Financial Inc.	4.500%	11/15/20	20	21
	Reinsurance Group of America Inc.	3.950%	9/15/26	2,095	2,129
11	Reliance Standard Life Global Funding II	2.375%	5/4/20	240	238
11	Sammons Financial Group Inc.	4.450%	5/12/27	1,500	1,526
11	Swiss Re Treasury US Corp.	2.875%	12/6/22	130	130
11	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	1,346	1,390
	Trinity Acquisition plc	4.625%	8/15/23	350	375
	Trinity Acquisition plc	6.125%	8/15/43	102	120
	UnitedHealth Group Inc.	4.250%	4/15/47	295	315
	Willis North America Inc.	3.600%	5/15/24	1,000	1,010
	XLIT Ltd.	6.375%	11/15/24	998	1,144
6,15	XLIT Ltd.	3.250%	6/29/47	100	113

	Real Estate Investment Trusts (1.7%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	345	351
	Brandywine Operating Partnership LP	3.950%	2/15/23	182	182
	Brandywine Operating Partnership LP	4.100%	10/1/24	374	375
	Brandywine Operating Partnership LP	4.550%	10/1/29	1,488	1,499

	Brixmor Operating Partnership LP	3.650%	6/15/24	340	335
	Brixmor Operating Partnership LP	3.850%	2/1/25	60	59
	Brixmor Operating Partnership LP	4.125%	6/15/26	810	807
	Brixmor Operating Partnership LP	3.900%	3/15/27	220	215
	Camden Property Trust	4.875%	6/15/23	25	27
	Camden Property Trust	4.250%	1/15/24	65	68
	Camden Property Trust	3.500%	9/15/24	20	20
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	213	206
	DDR Corp.	4.250%	2/1/26	40	39
	DDR Corp.	4.700%	6/1/27	190	190
12	General Property Trust	3.657%	8/24/26	80	59
11	Goodman Australia Industrial Fund	3.400%	9/30/26	500	491
	HCP Inc.	3.400%	2/1/25	145	142
	HCP Inc.	4.000%	6/1/25	200	204
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	759	774
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	200	195
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	545	542
	Highwoods Realty LP	3.875%	3/1/27	500	499
	Kilroy Realty LP	4.375%	10/1/25	1,925	2,016
	Kilroy Realty LP	4.250%	8/15/29	105	107
	Liberty Property LP	4.400%	2/15/24	1,250	1,321
	Mid-America Apartments LP	4.000%	11/15/25	380	394
	Omega Healthcare Investors Inc.	4.750%	1/15/28	1,085	1,090
11	Scentre Group Trust 1 / Scentre Group Trust
	2	3.750%	3/23/27	315	318
	Tanger Properties LP	3.125%	9/1/26	915	852
	UDR Inc.	3.500%	7/1/27	75	74
	Ventas Realty LP	3.850%	4/1/27	220	221
					93,534
Industrial (12.7%)
	Basic Industry (0.6%)
	Agrium Inc.	3.375%	3/15/25	1,215	1,213
	Agrium Inc.	5.250%	1/15/45	400	454
11	Air Liquide Finance SA	1.750%	9/27/21	200	195
11	CF Industries Inc.	3.400%	12/1/21	110	111
	CF Industries Inc.	3.450%	6/1/23	240	228
11	CF Industries Inc.	4.500%	12/1/26	230	237
12	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	50	39
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	100	101
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	106
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	230	233
	Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	10	10
	Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	309
11	Sherwin-Williams Co.	3.300%	2/1/25	100	101
	Vale Overseas Ltd.	5.625%	9/15/19	30	32
	Vale Overseas Ltd.	5.875%	6/10/21	95	102
	Vale Overseas Ltd.	6.875%	11/21/36	400	429
	WestRock RKT Co.	4.000%	3/1/23	380	398

	Capital Goods (0.5%)
15	General Electric Co.	2.125%	5/17/37	400	447
11	LafargeHolcim Finance US LLC	3.500%	9/22/26	2,500	2,456
13	Leonardo SPA	8.000%	12/16/19	150	227
15	Leonardo SPA	4.500%	1/19/21	159	205
15	Leonardo SPA	5.250%	1/21/22	50	68
11,15 Parker-Hannifin Corp.		1.125%	3/1/25	100	114

	Spirit AeroSystems Inc.	3.850%	6/15/26	235	237
	United Rentals North America Inc.	4.625%	7/15/23	285	296
	United Rentals North America Inc.	5.500%	5/15/27	105	108

	Communication (2.5%)
	Activision Blizzard Inc.	3.400%	6/15/27	400	398
15	American Tower Corp.	1.375%	4/4/25	183	206
	AT&T Inc.	3.600%	2/17/23	1,000	1,023
	AT&T Inc.	4.450%	4/1/24	500	526
	AT&T Inc.	5.250%	3/1/37	300	320
13	AT&T Inc.	3.550%	9/14/37	205	258
	AT&T Inc.	5.350%	9/1/40	200	212
	AT&T Inc.	4.800%	6/15/44	600	593
	CBS Corp.	3.700%	8/15/24	600	615
	CBS Corp.	3.500%	1/15/25	400	403
	CBS Corp.	3.375%	2/15/28	250	245
14	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	200	216
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	200	238
11	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	1,000	1,057
	Comcast Corp.	3.000%	2/1/24	675	684
	Comcast Corp.	3.375%	8/15/25	200	205
	Comcast Corp.	5.650%	6/15/35	700	856
	Comcast Corp.	4.750%	3/1/44	500	556
	Crown Castle International Corp.	2.250%	9/1/21	1,000	984
	Crown Castle International Corp.	5.250%	1/15/23	600	666
	Crown Castle International Corp.	4.000%	3/1/27	270	278
	Deutsche Telekom International Finance BV	8.750%	6/15/30	250	371
	NBCUniversal Media LLC	2.875%	1/15/23	1,760	1,786
	Qwest Corp.	7.250%	9/15/25	200	221
12	Telstra Corp. Ltd.	4.000%	9/16/22	190	152
11	Telstra Corp. Ltd.	3.125%	4/7/25	75	75
	Time Warner Cable LLC	5.500%	9/1/41	120	129
14	Verizon Communications Inc.	3.125%	3/16/22	800	810
	Verizon Communications Inc.	5.150%	9/15/23	420	466
	Verizon Communications Inc.	4.125%	3/16/27	1,335	1,379
	Verizon Communications Inc.	5.050%	3/15/34	450	475
	Verizon Communications Inc.	4.400%	11/1/34	450	447
	Verizon Communications Inc.	3.850%	11/1/42	950	824
	Verizon Communications Inc.	4.522%	9/15/48	425	404
	Verizon Communications Inc.	5.012%	8/21/54	525	518
	Viacom Inc.	3.875%	4/1/24	800	814
	Viacom Inc.	4.375%	3/15/43	500	444

	Consumer Cyclical (1.4%)
15	Accor SA	1.250%	1/25/24	300	342
11	BMW US Capital LLC	2.000%	4/11/21	110	109
15	Delphi Automotive plc	1.500%	3/10/25	320	363
	DR Horton Inc.	4.375%	9/15/22	75	79
	Ford Motor Co.	4.750%	1/15/43	420	401
14	Ford Motor Co.	5.291%	12/8/46	850	868
12	Ford Motor Credit Co. LLC	4.050%	12/10/18	50	39

12	Ford Motor Credit Co. LLC	3.588%	6/2/20	2,200	1,708
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,520	1,549
	General Motors Co.	4.000%	4/1/25	240	240
	General Motors Co.	6.600%	4/1/36	300	349
14	General Motors Co.	5.200%	4/1/45	850	833
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	314
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	537
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	700
11	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	300	299
11	Hyundai Capital America	3.100%	4/5/22	220	220
13	Jaguar Land Rover Automotive plc	5.000%	2/15/22	200	289
15	Jaguar Land Rover Automotive plc	2.200%	1/15/24	100	115
	Kohl's Corp.	5.550%	7/17/45	100	92
	Lowe's Cos. Inc.	3.100%	5/3/27	245	244
	Lowe's Cos. Inc.	4.375%	9/15/45	150	159
	Lowe's Cos. Inc.	3.700%	4/15/46	300	289
	Lowe's Cos. Inc.	4.050%	5/3/47	200	204
	NVR Inc.	3.950%	9/15/22	75	78
12	Toyota Motor Credit Corp.	2.750%	7/26/21	30	23
12	Volkswagen Financial Services Australia Pty
	Ltd.	3.250%	8/13/19	40	31
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	440	457
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	500	524

	Consumer Noncyclical (2.2%)
	Abbott Laboratories	4.750%	11/30/36	500	545
	Abbott Laboratories	4.900%	11/30/46	600	659
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	300	309
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,050	1,151
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	650	737
15	Baxter International Inc.	1.300%	5/30/25	200	227
	Becton Dickinson & Co.	3.734%	12/15/24	200	204
	Becton Dickinson & Co.	3.700%	6/6/27	750	747
	Constellation Brands Inc.	3.750%	5/1/21	800	832
	Express Scripts Holding Co.	3.900%	2/15/22	200	209
	Express Scripts Holding Co.	4.500%	2/25/26	910	963
	Express Scripts Holding Co.	4.800%	7/15/46	300	307
12	Fonterra Co-operative Group Ltd.	4.500%	6/30/21	100	80
15	Fresenius SE & Co. KGaA	4.000%	2/1/24	300	396
15	Fresenius SE & Co. KGaA	3.000%	1/30/32	300	359
	Gilead Sciences Inc.	5.650%	12/1/41	610	737
13	McKesson Corp.	3.125%	2/17/29	350	466
	Mead Johnson Nutrition Co.	3.000%	11/15/20	450	461
	Medtronic Inc.	4.375%	3/15/35	150	164
	Medtronic Inc.	5.550%	3/15/40	240	291
	Newell Brands Inc.	5.500%	4/1/46	180	217
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	881	898
	Quest Diagnostics Inc.	3.450%	6/1/26	100	100
11	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	650	645
	Reynolds American Inc.	5.700%	8/15/35	400	474
	Reynolds American Inc.	7.250%	6/15/37	300	407
	Reynolds American Inc.	5.850%	8/15/45	150	184
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	442	519
	Teva Pharmaceutical Finance Netherlands III
	BV	2.800%	7/21/23	3,360	3,269
	Tyson Foods Inc.	3.550%	6/2/27	300	304
	Tyson Foods Inc.	4.875%	8/15/34	150	164

	Tyson Foods Inc.	5.150%	8/15/44	400	452

	Energy (2.5%)
	Anadarko Petroleum Corp.	3.450%	7/15/24	550	540
	Anadarko Petroleum Corp.	5.550%	3/15/26	250	279
	Anadarko Petroleum Corp.	6.600%	3/15/46	600	739
	Apache Corp.	5.100%	9/1/40	100	105
11	APT Pipelines Ltd.	4.250%	7/15/27	160	164
	Boardwalk Pipelines LP	4.450%	7/15/27	225	229
	BP Capital Markets plc	2.521%	1/15/20	110	111
	BP Capital Markets plc	2.112%	9/16/21	100	99
	BP Capital Markets plc	3.245%	5/6/22	300	309
	BP Capital Markets plc	2.750%	5/10/23	450	448
	BP Capital Markets plc	3.535%	11/4/24	125	128
	BP Capital Markets plc	3.506%	3/17/25	175	179
	Cimarex Energy Co.	3.900%	5/15/27	600	603
	Columbia Pipeline Group Inc.	4.500%	6/1/25	240	255
	ConocoPhillips Co.	4.200%	3/15/21	300	319
	ConocoPhillips Co.	4.950%	3/15/26	975	1,087
	ConocoPhillips Co.	5.950%	3/15/46	180	229
	Devon Energy Corp.	4.000%	7/15/21	200	206
	Devon Energy Corp.	3.250%	5/15/22	300	298
	Devon Energy Corp.	5.600%	7/15/41	500	534
	Devon Energy Corp.	5.000%	6/15/45	325	331
	Energy Transfer LP	6.700%	7/1/18	230	240
	Energy Transfer LP	9.700%	3/15/19	260	291
	Energy Transfer LP	5.200%	2/1/22	642	691
	Energy Transfer LP	4.750%	1/15/26	500	521
	EnLink Midstream Partners LP	4.850%	7/15/26	200	208
	Enterprise Products Operating LLC	6.650%	10/15/34	180	225
	Hess Corp.	4.300%	4/1/27	200	195
	Hess Corp.	5.800%	4/1/47	150	151
	Kinder Morgan Inc.	7.800%	8/1/31	70	88
	Kinder Morgan Inc.	7.750%	1/15/32	95	120
	Marathon Oil Corp.	2.800%	11/1/22	150	144
	Marathon Oil Corp.	3.850%	6/1/25	750	733
	Marathon Oil Corp.	5.200%	6/1/45	200	192
	MPLX LP	4.500%	7/15/23	360	383
	MPLX LP	4.875%	12/1/24	600	641
	National Oilwell Varco Inc.	3.950%	12/1/42	1,200	992
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.500%	5/1/18	150	155
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	535	595
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	315	350
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	442
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	330	370
	Shell International Finance BV	2.250%	1/6/23	210	206
	Shell International Finance BV	3.250%	5/11/25	350	357
	Shell International Finance BV	2.875%	5/10/26	500	493
	Shell International Finance BV	4.125%	5/11/35	500	520
	Shell International Finance BV	3.625%	8/21/42	150	140
	Shell International Finance BV	4.000%	5/10/46	300	296
	Spectra Energy Partners LP	4.750%	3/15/24	150	162
	Spectra Energy Partners LP	3.500%	3/15/25	180	179
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	350	351
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	700	832
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	90	113

	Valero Energy Partners LP	4.375%	12/15/26	165	169
	Williams Partners LP	4.125%	11/15/20	180	188
	Williams Partners LP	3.900%	1/15/25	817	826
	Williams Partners LP	4.000%	9/15/25	270	275

	Other Industrial (0.3%)
11	CK Hutchison International 16 Ltd.	2.750%	10/3/26	240	230
11	CK Hutchison International 17 Ltd.	3.500%	4/5/27	1,765	1,772

	Technology (1.7%)
8,12	Apple Inc.	2.385%	8/28/19	230	177
	Apple Inc.	3.850%	5/4/43	860	861
	Apple Inc.	3.450%	2/9/45	170	159
11	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	1,000	1,010
11	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	250	256
11	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	250	257
	CA Inc.	3.600%	8/15/22	60	61
	CA Inc.	4.700%	3/15/27	45	46
11	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	590	622
11	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	570	619
11	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	910	1,006
11	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	400	503
11	Everett Spinco Inc.	4.250%	4/15/24	240	248
11	Everett Spinco Inc.	4.750%	4/15/27	225	235
15	Fidelity National Information Services Inc.	0.400%	1/15/21	100	114
13	Fidelity National Information Services Inc.	1.700%	6/30/22	100	129
	Fidelity National Information Services Inc.	4.500%	10/15/22	500	541
	Fidelity National Information Services Inc.	5.000%	10/15/25	980	1,084
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	524
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	700	741
	QUALCOMM Inc.	2.600%	1/30/23	330	329
	QUALCOMM Inc.	2.900%	5/20/24	540	539
	QUALCOMM Inc.	3.250%	5/20/27	540	541
11	Seagate HDD Cayman	4.875%	3/1/24	335	341
	Tech Data Corp.	3.700%	2/15/22	850	867
	Tyco Electronics Group SA	4.875%	1/15/21	65	70
	Tyco Electronics Group SA	3.500%	2/3/22	90	93
	Tyco Electronics Group SA	3.450%	8/1/24	15	15
	Tyco Electronics Group SA	7.125%	10/1/37	120	163
	Verisk Analytics Inc.	5.800%	5/1/21	84	93
	Verisk Analytics Inc.	4.000%	6/15/25	300	310
	Verisk Analytics Inc.	5.500%	6/15/45	750	835

	Transportation (1.0%)
11	Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	200	198
11	Air Canada	7.750%	4/15/21	548	629
12	Asciano Finance Ltd.	5.250%	5/19/25	110	88
6	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	242	264

	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	110	113
6,16	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	55	62
6	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	923	1,061
6	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	63	71
	Delta Air Lines Inc.	2.875%	3/13/20	795	805
	Delta Air Lines Inc.	3.625%	3/15/22	990	1,017
	Kansas City Southern	3.125%	6/1/26	230	221
	Kansas City Southern	4.300%	5/15/43	650	644
12	Qantas Airways Ltd.	7.750%	5/19/22	960	863
6	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,618	1,753
6	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	48	53
12	WSO Finance Pty Ltd.	4.500%	3/31/27	300	236
					100,737
Utilities (2.2%)
	Electric (2.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	165	164
12	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	320	251
	Cleco Corporate Holdings LLC	4.973%	5/1/46	250	267
	Commonwealth Edison Co.	6.450%	1/15/38	223	301
	Dynegy Inc.	6.750%	11/1/19	15	15
	Dynegy Inc.	7.375%	11/1/22	225	222
11	EDP Finance BV	4.125%	1/15/20	1,400	1,445
11	EDP Finance BV	5.250%	1/14/21	1,600	1,715
13	EDP Finance BV	8.625%	1/4/24	50	87
	Emera US Finance LP	3.550%	6/15/26	240	240
	Emera US Finance LP	4.750%	6/15/46	700	734
11	Enel Finance International NV	2.875%	5/25/22	820	817
11	Enel Finance International NV	3.625%	5/25/27	60	59
11	Enel Finance International NV	4.750%	5/25/47	555	573
	Entergy Arkansas Inc.	3.500%	4/1/26	1,000	1,032
	Entergy Louisiana LLC	3.120%	9/1/27	175	174
	Entergy Louisiana LLC	4.950%	1/15/45	300	309
	Exelon Corp.	3.950%	6/15/25	225	233
	FirstEnergy Corp.	3.900%	7/15/27	380	380
11	FirstEnergy Transmission LLC	4.350%	1/15/25	550	577
11	Fortis Inc.	3.055%	10/4/26	725	700
	Georgia Power Co.	3.250%	3/30/27	505	503
	Georgia Power Co.	5.950%	2/1/39	400	496
	Great Plains Energy Inc.	3.900%	4/1/27	340	345
	Great Plains Energy Inc.	4.850%	4/1/47	545	561
	MidAmerican Energy Co.	5.800%	10/15/36	230	288
	PacifiCorp	5.250%	6/15/35	275	323
	PacifiCorp	6.100%	8/1/36	200	258
	PacifiCorp	6.000%	1/15/39	325	422
	PPL Capital Funding Inc.	3.100%	5/15/26	850	831
	Puget Energy Inc.	3.650%	5/15/25	350	349
	Puget Sound Energy Inc.	6.274%	3/15/37	100	130
	Puget Sound Energy Inc.	5.795%	3/15/40	120	154
	South Carolina Electric & Gas Co.	6.050%	1/15/38	100	124
	South Carolina Electric & Gas Co.	4.350%	2/1/42	150	153
6	Southern Co.	5.500%	3/15/57	140	149
	Southwestern Public Service Co.	4.500%	8/15/41	210	231

	Natural Gas (0.2%)
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	435	534
11	Centrica plc	4.000%	10/16/23	200	207
	NiSource Finance Corp.	3.490%	5/15/27	400	402
	Southwest Gas Corp.	3.800%	9/29/46	885	857
					17,612
Total Corporate Bonds (Cost $209,253)					211,883
Sovereign Bonds (3.6%)
	Arab Republic of Egypt	8.500%	1/31/47	200	215
	Argentine Republic	8.280%	12/31/33	182	202
6	Argentine Republic	2.500%	12/31/38	200	131
	Argentine Republic	7.125%	6/28/17	370	335
15	Banque Centrale de Tunisie SA	5.625%	2/17/24	220	255
	Bermuda	4.854%	2/6/24	320	347
	BOC Aviation Ltd.	3.875%	5/9/19	200	204
11	CDP Financial Inc.	4.400%	11/25/19	600	634
	Corp. Andina de Fomento	2.125%	9/27/21	750	742
11	CPPIB Capital Inc.	1.250%	9/20/19	200	198
	Electricite de France SA	3.625%	10/13/25	600	614
	Export-Import Bank of Korea	2.250%	1/21/20	1,200	1,196
	Export-Import Bank of Korea	5.125%	6/29/20	500	538
11	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	298
	Nexen Energy ULC	6.400%	5/15/37	300	384
11	NongHyup Bank	1.875%	9/12/21	500	482
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	200	203
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	206
6	Oriental Republic of Uruguay	5.100%	6/18/50	200	205
	Petrobras Global Finance BV	8.375%	5/23/21	550	615
	Petrobras Global Finance BV	7.375%	1/17/27	245	259
	Petroleos Mexicanos	5.500%	2/4/19	470	491
14	Petroleos Mexicanos	5.500%	1/21/21	4,250	4,485
	Petroleos Mexicanos	5.375%	3/13/22	355	374
11	Province of Alberta	2.050%	8/17/26	500	470
	Province of Ontario	1.625%	1/18/19	1,000	996
	Province of Ontario	2.000%	1/30/19	500	501
	Province of Ontario	2.500%	4/27/26	50	49
	Province of Quebec	7.125%	2/9/24	200	247
	Province of Quebec	7.500%	9/15/29	75	106
	Republic of Colombia	4.000%	2/26/24	235	245
	Republic of Colombia	10.375%	1/28/33	250	382
6	Republic of Colombia	5.000%	6/15/45	400	403
15	Republic of Cote d'Ivoire	5.125%	6/15/25	150	174
	Republic of Guatemala	4.375%	6/5/27	200	199
	Republic of Hungary	6.250%	1/29/20	1,200	1,314
	Republic of Hungary	5.750%	11/22/23	150	172
15	Republic of Indonesia	3.750%	6/14/28	200	250
	Republic of Kazakhstan	4.875%	10/14/44	200	197
	Republic of Lithuania	7.375%	2/11/20	300	339
11	Republic of Lithuania	7.375%	2/11/20	300	340
	Republic of Lithuania	6.125%	3/9/21	365	412
6	Republic of Panama	4.000%	9/22/24	600	628
	Republic of Panama	8.125%	4/28/34	150	200
	Republic of Poland	5.125%	4/21/21	615	677
	Republic of Poland	5.000%	3/23/22	70	78

Republic of Turkey	5.750%	3/22/24	400	423
15 Republic of Turkey	3.250%	6/14/25	200	226
State of Israel	4.500%	1/30/43	200	212
State of Kuwait	2.750%	3/20/22	281	282
Statoil ASA	2.450%	1/17/23	600	593
Sultanate of Oman	5.375%	3/8/27	200	204
United Mexican States	4.000%	10/2/23	3,028	3,169
United Mexican States	6.050%	1/11/40	500	591
YPF SA	8.875%	12/19/18	600	643
Total Sovereign Bonds (Cost $28,095)				28,335
Taxable Municipal Bonds (0.2%)
California GO	7.550%	4/1/39	500	763
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	200	244
Illinois GO	5.100%	6/1/33	300	281
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	511
Total Taxable Municipal Bonds (Cost $1,788)				1,799
			Shares
Temporary Cash Investment (6.5%)
Money Market Fund (6.5%)
17 Vanguard Market Liquidity Fund (Cost
$51,547)	1.181%		515,414	51,552

			Notional
			Amount
	Counterparty	Expiration Date	($000)
Credit Default Swaptions Purchased (0.0%)
Call Swaptions on CDX-NA-IG-S28-V1 5-Year
Index, Strike: 62.5%	CITNA	7/19/17	1,285	1
Put Swaptions on CDX-NA-IG-S28-V1 5-Year
Index, Strike: 62.5%	CITNA	7/19/17	1,285	1
Put Swaptions on CDX-NA-IG-S28-V1 5-Year
Index, Strike: 60%	GSCM	9/20/17	3,400	9
Total Credit Default Swaptions Purchased (Cost $6)				11

Total Investments (107.6%) (Cost $861,271)				857,973

		Expiration Date	Contracts

Liabilities for Options Written (0.0%)
Written Options on Futures (0.0%)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		7/21/17	6	(5)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $124.50		8/25/17	14	(6)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $124.00		8/25/17	8	(3)
Total Options on Futures Written (Premiums Received $8)				(14)
			Notional
			Amount
	Counterparty	Expiration Date	($000)
Written Swaptions on Credit Default Index (0.0%)
Put Swaptions on CDX-NA-IG-S28-V1 5-Year
Index, Strike: 70% (Premiums Received $6)	GSCM	9/20/17	5,100	(6)

Total Liabilities on Options Written (0.0%) (Premiums Received $14)	(20)
Other Assets and Liabilities-Net (-7.6%)	(60,648)
Net Assets (100%)	797,305

1 Securities with a value of $520,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $1,478,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2017.
8 Adjustable-rate security.
9 Interest only security.
10 Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.
11 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $61,792,000, representing 7.8% of net assets.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in British pounds.
14 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2017.
15 Face amount denominated in euro.
16 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CITNA—Citibank, N.A.
GO—General Obligation Bond.
GSCM—Goldman Sachs AG.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Core Bond Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2017, counterparties had deposited in segregated accounts securities with a value of $195,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Core Bond Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	502,591	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	61,802	—
Corporate Bonds	—	211,839	44
Sovereign Bonds	—	28,335	—
Taxable Municipal Bonds	—	1,799	—
Temporary Cash Investments	51,552	—	—
Options Purchased	—	11	—
Liability for Options Written	(14)	(6)	—
Futures Contracts—Assets[1]	243	—	—
Futures Contracts—Liabilities[1]	(276)	—	—
Forward Currency Contracts--Assets	—	15	—
Forward Currency Contracts--Liabilities	—	(445)	—
Swap Contracts—Assets	19[1]	33	—
Swap Contracts—Liabilities	(5)[1]	(258)	—
Total	51,519	805,716	44
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Core Bond Fund

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	520	61,275	(190)
Ultra 10-Year U.S. Treasury Note	September 2017	(349)	(47,050)	176
Ultra Long U.S. Treasury Bond	September 2017	193	32,014	402
2-Year U.S. Treasury Note	September 2017	82	17,721	(12)
30-Year U.S. Treasury Bond	September 2017	91	13,986	15
10-Year U.S. Treasury Note	September 2017	(44)	(5,523)	17
Euro-Bund	September 2017	(23)	(4,252)	69
AUD 3-Year Treasury Bond	September 2017	(37)	(3,175)	14
Long Gilt	September 2017	(10)	(1,636)	29
Euro-Bobl	September 2017	(9)	(1,354)	13
Euro-Buxl	September 2017	(4)	(747)	14
AUD 10-Year Treasury Bond	September 2017	(8)	(795)	13
				560

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Core Bond Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	7/17/17	MXN	7,521	USD	413	—
Goldman Sachs Bank AG	7/17/17	MXN	5,108	USD	283	(2)
BNP Paribas	7/17/17	AUD	340	USD	258	3
Citibank, N.A.	7/17/17	EUR	215	USD	241	5
JPMorgan Chase Bank N.A.	7/17/17	EUR	190	USD	215	2
Citibank, N.A.	7/17/17	MXN	2,564	USD	142	(1)
Goldman Sachs Bank AG	7/17/17	EUR	110	USD	123	3
Citibank, N.A.	7/17/17	AUD	100	USD	75	1
Goldman Sachs Bank AG	7/17/17	USD	5,357	AUD	7,100	(99)
Citibank, N.A.	7/17/17	USD	4,820	AUD	6,400	(98)
BNP Paribas	7/17/17	USD	4,496	EUR	4,000	(77)
Bank of America, N.A.	7/17/17	USD	4,155	EUR	3,700	(75)
Goldman Sachs Bank AG	7/17/17	USD	2,725	GBP	2,150	(77)
Morgan Stanley Capital Services LLC	7/17/17	USD	1,454	AUD	1,900	(6)
Credit Suisse International	7/17/17	USD	746	MXN	13,626	(3)
JPMorgan Chase Bank N.A.	7/17/17	USD	272	EUR	242	(4)
JPMorgan Chase Bank N.A.	7/17/17	USD	183	AUD	240	(2)
Morgan Stanley Capital Services LLC	7/17/17	USD	45	EUR	40	(1)
JPMorgan Chase Bank N.A.	7/17/17	USD	43	MXN	778	1
BNP Paribas	7/17/17	USD	—	MXN	1	—
						(430)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the

Core Bond Fund

reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified

Core Bond Fund

executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At June 30, 2017, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
					Periodic
					Premium	Unrealized
					Received	Appreciation
	Termination	Clearing	Notional	Amount	(Paid)	(Depreciation)
Reference Entity	Date	house		(000)	(%)	($000)
Credit Protection Sold

CDX-NA-HY-S28-V1	6/20/22	ICE	USD	1,290	5.000	1
Credit Protection Purchased

CDX-NA-IG-S28-V1	6/20/22	ICE	USD	2,150	(1.000)	—
iTraxx Europe Crossover Index-
S27-V1	6/20/22	ICE	EUR	600	(5.000)	(13)
iTraxx Europe Subordinated
Financials-S27-V1	6/20/22	ICE	EUR	2,505	(1.000)	(15)

iTraxx Europe-S27-V1	6/20/22	ICE	EUR	2,875	(1.000)	(30)
						(58)

EUR—euro.
ICE—Intercontinental Exchange.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating

Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	70	-	1.000	1
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	55	-	1.000	1
Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	450	(8)	1.000	3
Berkshire Hathaway
Inc./Aa2	6/20/24	JPMC	600	(6)	1.000	-

Kohls Corp./Baa2	6/20/21	GSI	70	2	1.000	-

Core Bond Fund

Kohls Corp./Baa2	6/20/21	GSI	35	1	1.000	-
Kohls Corp./Baa2	6/20/21	GSI	35	1	1.000	-
Metlife Inc./A3	12/20/21	BARC	100	-	1.000	2
People’s Republic of
China/A1	6/20/22	BNPSW	200	(2)	1.000	1
Republic of Peru/A3	6/20/22	CITNA	1,400	10	1.000	17
Simon Property Group
LP/A2	6/20/22	JPMC	125	-	1.000	1
Simon Property Group
LP/A2	6/20/22	JPMC	85	-	1.000	1
Total						27
Credit Protection
Purchased
Banco Bilbao Vizcaya
Argentaria SA	6/20/21	BOANA	505	(12)	(1.000)	(22)
Bank of China Ltd.	12/20/21	BNPSW	100	-	(1.000)	(2)
Bank of China Ltd.	6/20/22	BNPSW	200	-	(1.000)	(3)
Barclays Bank plc	6/20/22	BOANA	425[1]	9	(1.000)	(6)
Barclays Bank plc	6/20/22	CSFBI	425[1]	9	(1.000)	(5)
Barclays Bank plc	6/20/22	JPMC	210[1]	(3)	(1.000)	(5)
Barclays Bank plc	6/20/22	JPMC	210[1]	(3)	(1.000)	(5)
CMBX-NA-AAA-9	9/17/58	CSFBI	2,000	(45)	(0.500)	(16)
CMBX-NA-AAA-9	9/17/58	GSI	170	(6)	(0.500)	(4)
CMBX-NA-AAA-9	9/17/58	MSCS	100	(4)	(0.500)	(3)
CMBX-NA-AAA-9	9/17/58	MSCS	90	(5)	(0.500)	(4)
CMBX-NA-AAA-9	9/17/58	JPM	90	(5)	(0.500)	(3)
CMBX-NA-AAA-9	9/17/58	JPM	90	(3)	(0.500)	(2)
CMBX-NA-AAA-9	9/17/58	GSI	80	(5)	(0.500)	(3)
CMBX-NA-AAA-9	9/17/58	GSI	20	(1)	(0.500)	(1)
Commerzbank AG	6/20/21	BOANA	505	(7)	(1.000)	(16)
Deutsche Bank AG	12/20/21	BARC	600	(7)	(1.000)	(14)
Engie SA	12/20/21	BNPSW	180[1]	3	(1.000)	(3)
Engie SA	6/20/22	JPMC	180[1]	4	(1.000)	(2)
Federative Republic of
Brazil	6/20/22	BOANA	374	(22)	(1.000)	1

Core Bond Fund

Federative Republic of
Brazil	6/20/22	DBAG	150	(9)	(1.000)	-
Lincoln National Corp.	6/20/21	BARC	35	-	(1.000)	-
Lincoln National Corp.	6/20/21	BARC	25	(1)	(1.000)	(1)
Lincoln National Corp.	12/20/21	BARC	100	-	(1.000)	(2)
McDonald’s Corp.	6/20/22	GSI	325	10	(1.000)	(2)
Metro AG	6/20/22	BARC	290[1]	(1)	(1.000)	-
Metro AG	6/20/22	BARC	210[1]	-	(1.000)	-
Metro AG	6/20/22	BARC	210[1]	(1)	(1.000)	-
Metro AG	6/20/22	BARC	125[1]	-	(1.000)	-
Metro AG	6/20/22	BARC	85[1]	-	(1.000)	-
Metro AG	6/20/22	BARC	85[1]	-	(1.000)	-
Metro AG	6/20/22	BARC	85[1]	-	(1.000)	1
People’s Republic of
China	6/20/22	GSI	1,200	7	(1.000)	(11)
Republic of Argentina	6/20/22	JPMC	500	(40)	(5.000)	(78)
Republic of Argentina	6/20/22	JPMC	200	15	(5.000)	-
Republic of Argentina	6/20/22	MSCS	200	16	(5.000)	-
Republic of Argentina	6/20/22	BOANA	170	13	(5.000)	1
Republic of Colombia	6/20/22	GSI	812	(14)	(1.000)	(1)
Republic of Korea	6/20/22	BNPSW	1,100	27	(1.000)	2
Republic of Turkey	12/20/19	GSCM	1,250	(16)	(1.000)	(18)
Republic of Turkey	12/20/19	GSCM	735	(9)	(1.000)	(11)
Republic of Turkey	6/20/22	BNPSW	540	(20)	(1.000)	3
Societe General SA	12/20/21	JPMC	325	2	(1.000)	(8)
Standard Chartered
Bank	12/20/21	JPMC	185	-	(1.000)	(6)
UniCredit SpA	6/20/22	JPMC	175	(13)	(1.000)	(1)
Total						(250)
						(223)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
BARC--Barclays Bank plc.

Core Bond Fund

BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPM--JP Morgan Securities.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

				Fixed
				Interest	Floating
				Rate	Interest		Unrealized
	Future		Notional	Received	Rate		Appreciation
Termination	Effective		Amount	(Paid)	Received		(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
9/20/18	9/20/17[1]	CME	3,899	1.500	(0.000)	2	(1)
9/20/20	9/20/17[1]	CME	1,426	1.750	(0.000)	2	(3)
9/20/21	9/20/17[1]	CME	693	2.000	(0.000)	2	(2)
11/30/21	10/4/17[1]	LCH	6,500	(1.866)	0.000	2	16
11/30/21	10/4/17[1]	LCH	4,300	(1.855)	0.000	2	12
9/20/22	9/20/17[1]	CME	632	2.000	(0.000)	2	(3)
9/20/24	9/20/17[1]	CME	118	2.250	(0.000)	2	(1)
							18

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments
1 beginning on a specified future effective date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

I. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at

Core Bond Fund

expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

J. At June 30, 2017, the cost of investment securities for tax purposes was $861,379,000. Net unrealized depreciation of investment securities for tax purposes was $3,417,000, consisting of unrealized gains of $4,520,000 on securities that had risen in value since their purchase and $7,937,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Argentina (4.1%)
Sovereign Bonds (4.1%)
Argentine Republic	8.280%	12/31/33	112	124
Argentine Republic	7.125%	6/28/17	400	363
Total Argentina (Cost $480)				487
Armenia (1.9%)
Sovereign Bonds (1.9%)
Republic of Armenia	7.150%	3/26/25	200	218
Total Armenia (Cost $216)				218
Brazil (5.4%)
Sovereign Bonds (5.4%)
1 Banco Nacional de Desenvolvimento
Economico e Social	4.750%	5/9/24	200	195
Petrobras Global Finance BV	8.375%	5/23/21	395	442
Total Brazil (Cost $638)				637
Chile (0.9%)
Corporate Bonds (0.9%)
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	100	104
Total Chile (Cost $105)				104
China (3.1%)
Sovereign Bonds (3.1%)
Nexen Energy ULC	6.400%	5/15/37	100	128
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	225	239
Total China (Cost $352)				367
Colombia (1.3%)
Sovereign Bonds (1.3%)
Republic of Colombia	10.375%	1/28/33	100	153
Total Colombia (Cost $152)				153
Costa Rica (1.5%)
Sovereign Bonds (1.5%)
Republic of Costa Rica	5.625%	4/30/43	200	180
Total Costa Rica (Cost $154)				180
Cote d'Ivoire (1.8%)
Sovereign Bonds (1.8%)
2 Republic of Cote d'Ivoire	5.125%	6/15/25	180	209
Total Cote d'Ivoire (Cost $202)				209
Egypt (2.3%)
Sovereign Bonds (2.3%)
Arab Republic of Egypt	8.500%	1/31/47	250	269
Total Egypt (Cost $253)				269
El Salvador (2.7%)
Sovereign Bonds (2.7%)
Republic of El Salvador	6.375%	1/18/27	350	316

Total El Salvador (Cost $315)				316
Ghana (1.7%)
Sovereign Bonds (1.7%)
Republic of Ghana	7.875%	8/7/23	200	204
Total Ghana (Cost $201)				204
Guatemala (3.4%)
Sovereign Bonds (3.4%)
Republic of Guatemala	4.375%	6/5/27	400	397
Total Guatemala (Cost $396)				397
Honduras (1.3%)
Sovereign Bonds (1.3%)
Republic of Honduras	6.250%	1/19/27	150	155
Total Honduras (Cost $150)				155
Hungary (3.9%)
Sovereign Bonds (3.9%)
Republic of Hungary	5.375%	2/21/23	260	289
Republic of Hungary	5.750%	11/22/23	150	172
Total Hungary (Cost $446)				461
Indonesia (5.7%)
Sovereign Bonds (5.7%)
Republic of Indonesia	3.750%	4/25/22	260	267
3 Republic of Indonesia	8.375%	9/15/26	930,000	77
Republic of Indonesia	5.250%	1/17/42	300	324
Total Indonesia (Cost $649)				668
Kazakhstan (2.0%)
Sovereign Bonds (2.0%)
Republic of Kazakhstan	3.875%	10/14/24	225	228
Total Kazakhstan (Cost $218)				228
Lebanon (0.9%)
Sovereign Bonds (0.9%)
Republic of Lebanon	6.100%	10/4/22	100	100
Total Lebanon (Cost $98)				100
Lithuania (2.6%)
Sovereign Bonds (2.6%)
Republic of Lithuania	7.375%	2/11/20	100	113
Republic of Lithuania	6.125%	3/9/21	170	192
Total Lithuania (Cost $303)				305
Mexico (8.0%)
Sovereign Bonds (8.0%)
Petroleos Mexicanos	5.500%	1/21/21	630	665
United Mexican States	4.000%	10/2/23	84	88
United Mexican States	4.350%	1/15/47	200	188
Total Mexico (Cost $910)				941
Oman (1.7%)
Sovereign Bonds (1.7%)
Sultanate of Oman	5.375%	3/8/27	200	204
Total Oman (Cost $199)				204

Panama (2.3%)
Sovereign Bonds (2.3%)
Republic of Panama	9.375%	4/1/29	185	273
Total Panama (Cost $282)	273
Peru (3.5%)
Sovereign Bonds (3.5%)
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	214
Republic of Peru	8.750%	11/21/33	50	77
Republic of Peru	5.625%	11/18/50	100	121
Total Peru (Cost $392)	412
Romania (2.0%)
Sovereign Bonds (2.0%)
Republic of Romania	6.750%	2/7/22	200	232
Total Romania (Cost $227)	232
Russia (4.4%)
Corporate Bonds (1.7%)
1	Phosagro OAO via Phosagro Bond Funding
DAC	3.950%	11/3/21	200	201
Sovereign Bonds (2.7%)
Russian Federation	5.000%	4/29/20	300	318
Total Russia (Cost $513)	519
Serbia, Republic Of (3.6%)
Sovereign Bonds (3.6%)
Republic of Serbia	5.875%	12/3/18	200	209
Republic of Serbia	4.875%	2/25/20	200	209
Total Serbia, Republic Of (Cost $409)	418
Sri Lanka (1.7%)
Sovereign Bonds (1.7%)
Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	200	200
Total Sri Lanka (Cost $200)	200
Supranational (2.7%)
Sovereign Bonds (2.7%)
1	Banque Ouest Africaine de Developpement	5.500%	5/6/21	300	317
Total Supranational (Cost $297)	317
Tunisia (1.6%)
Sovereign Bonds (1.6%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	200	192
Total Tunisia (Cost $179)	192
Turkey (6.8%)
Sovereign Bonds (6.8%)
2	Republic of Turkey	3.250%	6/14/25	200	226
Republic of Turkey	4.875%	10/9/26	200	197
Republic of Turkey	4.875%	4/16/43	200	177
1	TC Ziraat Bankasi AS	5.125%	5/3/22	200	200
Total Turkey (Cost $802)	800
Ukraine (4.6%)
Sovereign Bonds (4.6%)
4	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	204
Ukraine	7.750%	9/1/19	330	341

Total Ukraine (Cost $528)				545
Uruguay (0.9%)
Sovereign Bonds (0.9%)
4 Oriental Republic of Uruguay	5.100%	6/18/50	100	103
Total Uruguay (Cost $102)				103
Venezuela (2.0%)
Sovereign Bonds (2.0%)
Bolivarian Republic of Venezuela	7.750%	10/13/19	120	61
Bolivarian Republic of Venezuela	7.650%	4/21/25	180	76
Bolivarian Republic of Venezuela	7.000%	3/31/38	100	42
Petroleos de Venezuela SA	5.375%	4/12/27	162	58
Total Venezuela (Cost $226)				237
Vietnam (1.8%)
Sovereign Bonds (1.8%)
Socialist Republic of Vietnam	4.800%	11/19/24	200	210
Total Vietnam (Cost $205)				210
			Shares
Money Market Instruments (6.1%)
5 Vanguard Market Liquidity Fund (Cost $718)	1.181%		7,182	718
Total Investments (100.2%) (Cost $11,517)				11,779
Other Assets and Liabilities-Net (-0.2%)6				(25)
Net Assets (100%)				11,754

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $913,000, representing 7.8% of net assets.
2 Face amount denominated in euro.
3 Face amount denominated in Indonesian rupiah.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Cash of $17,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Emerging Markets Bond Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	11,061	—
Temporary Cash Investments	718	—	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Forward Currency Contracts—Assets	—	6	—
Forward Currency Contracts—Liabilities	—	(13)	—
Swap Contracts—Assets	—	3	—
Swap Contracts—Liabilities	—	—	—
Total	721	11,057	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Emerging Markets Bond Fund

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Euro-Bund	September 2017	(3)	(555)	9
10-Year U.S. Treasury Note	September 2017	2	251	(1)
30-Year U.S. Treasury Bond	September 2017	1	154	1
Ultra 10-Year U.S. Treasury Note	September 2017	1	135	—
				9

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Emerging Markets Bond Fund

At June 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
JPMorgan Chase Bank N.A.	7/17/17	MXN	2,609	USD	143	—
Citibank, N.A.	7/17/17	MXN	2,129	USD	119	(2)
Goldman Sachs Bank AG	7/17/17	EUR	72	PLN	81	2
BNP Paribas	7/3/17	BRL	198	USD	60	—
JPMorgan Chase Bank N.A.	7/17/17	USD	426	EUR	379	(8)
JPMorgan Chase Bank N.A.	7/17/17	USD	249	MXN	4,537	(1)
Goldman Sachs Bank AG	7/17/17	USD	121	MXN	2,183	1
JPMorgan Chase Bank N.A.	7/17/17	USD	110	KRW	123,634	2
Goldman Sachs Bank AG	7/17/17	USD	87	AUD	115	(2)
JPMorgan Chase Bank N.A.	7/17/17	USD	70	IDR	934,360	—
BNP Paribas	7/31/17	USD	60	BRL	199	—
BNP Paribas	7/3/17	USD	60	BRL	195	1
BNP Paribas	7/17/17	USD	—	MXN	2	—
						(7)
AUD—Australian dollar.
BRL—Brazilian real.
EUR—euro.
IDR—Indonesian rupiah.
KRW—South Korean won.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle

Emerging Markets Bond Fund

the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At period ended June 30, 2017, the fund had the following open credit default swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	6/20/22	GSI	75	—	1.000	1

Emerging Markets Bond Fund

Federative Republic of
Brazil/Ba2	12/20/21	BNPSW	67	5	1.000	2

Republic of Colombia/Baa2	6/20/22	GSI	110	2	1.000	—

Russian Federation/Ba1	6/20/22	JPMC	350	11	1.000	—
			602			3

Credit Protection Purchased
Federative Republic of Brazil	12/20/21	BARC	67	(3)	(1.000)	—
Federative Republic of Brazil	6/20/22	BOANA	93	(6)	(1.000)	—
Republic of Argentina	6/20/22	JPMC	200	15	(5.000)	—
Republic of Argentina	6/20/22	MSCS	150	12	(5.000)	—
Republic of Argentina	6/20/22	BNPSW	100	8	(5.000)	—
United Mexican States	6/20/22	JPMC	200	(1)	(1.000)	—
			810			—
						3

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC

G. At June 30, 2017, the cost of investment securities for tax purposes was $11,517,000. Net unrealized appreciation of investment securities for tax purposes was $262,000, consisting of unrealized gains of $285,000 on securities that had risen in value since their purchase and $23,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD MALVERN FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.